                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                         Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

		Pioneer Multi-Asset Ultrashort Income Fund
		Schedule of Investments 12/31/16 (unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		ASSET BACKED SECURITIES - 26.0%
4,528,911	0.93	321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)	$4,298,858
4,255,791	0.90	321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)	4,192,474
849,888	0.90	321 Henderson Receivables I LLC, Floating Rate Note, 3/15/41 (144A)	827,198
1,802,404	0.90	321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)	1,755,729
600,130	1.05	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	591,336
2,546,475	0.90	321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)	2,401,666
770,740	1.51	ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35	765,689
253,659	1.38	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	253,576
2,482,500	1.43	ABFC 2005-WMC1 Trust, Floating Rate Note, 6/25/35	2,420,566
209,680	1.19	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	209,157
2,625,252	0.96	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	2,570,213
467,284	1.23	Aegis Asset Backed Securities Trust 2005-3, Floating Rate Note, 8/25/35	462,833
172,367	1.86	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	172,184
665,769	1.86	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	663,042
136,605	1.13	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35	135,570
2,600,000	1.10	Ally Master Owner Trust, Floating Rate Note, 6/17/19	2,600,533
413,779		Alterna Funding I LLC, 1.639%, 2/15/21 (144A)	402,142
3,600,000		American Credit Acceptance Receivables Trust 2013-1, 4.94%, 6/15/20 (144A)	3,617,325
1,300,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)	1,315,897
3,400,000		American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)	3,446,546
1,135,733		American Credit Acceptance Receivables Trust 2015-3, 1.95%, 9/12/19 (144A)	1,137,446
551,536		American Credit Acceptance Receivables Trust 2016-1A, 2.37%, 5/12/20 (144A)	553,172
2,600,000	0.83	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	2,602,335
350,000	0.81	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	350,199
3,300,000	0.83	American Express Credit Account Master Trust, Floating Rate Note, 5/15/20	3,303,287
2,770,000	0.96	American Express Credit Account Master Trust, Floating Rate Note, 5/17/21	2,778,502
475,000	0.78	American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20	475,003
2,100,000	1.50	American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)	2,098,716
2,500,000	2.45	American Homes 4 Rent 2014-SFR1 REMICS, Floating Rate Note, 6/17/31 (144A)	2,494,289
2,000,000	2.05	American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31	1,989,388
1,382,601	1.40	AmeriCredit Automobile Receivables 2015-4, Floating Rate Note, 4/8/19	1,384,203
3,644,655	1.40	AmeriCredit Automobile Receivables 2016-1, Floating Rate Note, 6/10/19	3,648,996
4,025	1.19	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35	4,026
277,800	1.09	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36	274,921
8,866	4.51	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33	8,864
965,206	1.19	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34	963,751
265,950	1.26	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35	265,952
234,492		ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)	234,257
410,000		Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)	422,972
2,818,000		Ascentium Equipment Receivables 2016-2 Trust, 1.46%, 4/10/19 (144A)	2,812,035
63,384	1.46	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	63,250
636,967	0.96	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	624,447
1,417,487	1.19	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, Floating Rate Note, 11/25/35	1,397,719
409,325	1.52	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	409,846
81,509	1.45	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	80,668
749,505	1.38	Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34	740,746
5,129,348		AXIS Equipment Finance Receivables IV LLC, 2.21%, 11/20/21 (144A)	5,108,903
7,250,000	0.83	BA Credit Card Trust, Floating Rate Note, 1/15/20	7,255,032
6,400,000	0.97	BA Credit Card Trust, Floating Rate Note, 9/16/19	6,401,256
1,100,000	0.90	Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19	1,100,000
1,800,000	0.88	Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20	1,800,312
32,680		Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	33,843
512,329	1.57	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	512,553
348,699	1.60	Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44	348,200
1,452,414	1.34	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	1,448,059
169,261	1.06	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	168,507
132,328	1.03	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	131,732
892,338		BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)	891,780
1,697,077	1.51	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	1,686,803
252,607	1.24	Bear Stearns Asset Backed Securities I Trust 2005-HE12, Floating Rate Note, 12/25/35	248,451
1,941,431	1.24	Bear Stearns Asset Backed Securities I Trust 2005-TC1, Floating Rate Note, 5/25/35	1,893,768
3,168,593	1.16	Bear Stearns Asset Backed Securities I Trust 2006-EC2, Floating Rate Note, 2/25/36	3,049,072
330,313	1.96	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	330,748
244,530	1.33	Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34	242,100
29,043	1.16	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	28,795
653,662	1.23	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	650,562
672,131	1.16	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	668,480
1,092,257	1.13	Bear Stearns Asset Backed Securities Trust 2006-SD1, Floating Rate Note, 4/25/36	1,062,131
1,453,946	1.14	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	1,425,769
433,736	1.25	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	426,062
486,416	1.76	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	482,515
2,350,000	1.07	Cabela's Credit Card Master Note Trust, Floating Rate Note, 2/18/20 (144A)	2,350,484
1,600,000	0.89	Cabela's Credit Card Master Note Trust, Floating Rate Note, 3/16/20	1,600,146
2,895,000	1.18	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/20 (144A)	2,894,625
2,700,000	1.39	Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/22	2,701,782
23,258		California Republic Auto Receivables Trust 2013-1, 1.41%, 9/17/18 (144A)	23,257
3,100,000		California Republic Auto Receivables Trust 2016-2, 1.34%, 3/15/19	3,100,372
1,050,000		California Republic Auto Receivables Trust 2016-2, 1.56%, 7/15/20	1,048,197
4,900,932		CAM Mortgage Trust 2016-2, 3.25%, 6/15/57 (Step) (144A)	4,866,064
1,005,780		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	1,006,182
1,738,963	1.44	Capital Auto Receivables Asset Trust 2016-1, Floating Rate Note, 11/20/18	1,742,271
2,000,000	1.08	Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19	2,000,000
2,635,000	0.59	Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19	2,635,000
3,400,000	0.78	Capital One Multi-Asset Execution Trust, Floating Rate Note, 12/16/19	3,400,000
19,000		CarMax Auto Owner Trust 2013-1, 1.99%, 8/15/19	19,022
211,835	0.98	CarMax Auto Owner Trust 2015-2, Floating Rate Note, 6/15/18	211,835
1,635,207	1.15	CarMax Auto Owner Trust 2015-3, Floating Rate Note, 11/15/18	1,635,946
1,177,159	1.30	CarMax Auto Owner Trust 2015-4, Floating Rate Note, 4/15/19	1,178,535
1,455,476	1.23	CarMax Auto Owner Trust 2016-1, Floating Rate Note, 4/15/19	1,457,762
204,087		Carnow Auto Receivables Trust 2015-1, 1.69%, 1/15/20 (144A)	204,100
2,431,599	0.94	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35	2,385,529
1,002,348		Cazenovia Creek Funding I LLC, 2.0%, 12/10/23 (144A)	994,204
667,591		Cazenovia Creek Funding I LLC, 2.773%, 12/10/23 (144A)	662,159
1,430,309		CCG Receivables Trust 2014-1, 1.06%, 11/15/21 (144A)	1,428,195
2,050,000		CCG Receivables Trust 2016-1, 1.69%, 9/14/22 (144A)	2,048,275
5,071,602	2.14	Cent CLO, Floating Rate Note, 8/1/24 (144A)	5,062,128
314,618	3.65	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	314,042
2,095,000		Chase Issuance Trust, 1.15%, 1/15/19	2,095,006
2,510,000		Chase Issuance Trust, 1.26%, 7/15/19	2,511,538
200,000	0.96	Chase Issuance Trust, Floating Rate Note, 12/16/19	200,219
6,300,000	0.74	Chase Issuance Trust, Floating Rate Note, 3/15/19	6,298,836
6,480,000	0.75	Chase Issuance Trust, Floating Rate Note, 4/15/19	6,480,000
150,000	0.95	Chase Issuance Trust, Floating Rate Note, 4/15/19	149,959
2,420,000	0.82	Chase Issuance Trust, Floating Rate Note, 4/15/20	2,423,846
7,750,000	0.95	Chase Issuance Trust, Floating Rate Note, 5/15/19	7,752,771
2,500,000	1.85	Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)	2,517,224
2,600,000	1.70	Chesapeake Funding II LLC, Floating Rate Note, 6/15/28 (144A)	2,613,522
1,994,597	1.15	Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)	1,992,020
1,750,000	2.40	Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)	1,711,336
2,431,299	1.07	Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)	2,422,945
76,784		Citi Held For Asset Issuance 2015-PM1, 1.85%, 12/15/21 (144A)	76,771
6,969,000		Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	6,968,730
1,250,000		Citibank Credit Card Issuance Trust, 1.23%, 4/24/19	1,250,500
7,984,000	1.72	Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20	8,066,022
4,050,000	1.94	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/20/20	4,114,708
2,945,000	1.04	Citibank Credit Card Issuance Trust, Floating Rate Note, 5/26/20	2,947,928
1,050,000	1.09	Citibank Credit Card Issuance Trust, Floating Rate Note, 9/10/20	1,053,772
2,251,055		Citicorp Residential Mortgage Trust Series 2006-1, 5.55472%, 7/25/36 (Step)	2,285,131
323,027	0.96	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)	315,687
135,166	0.94	Citigroup Mortgage Loan Trust 2007-WFHE2, Floating Rate Note, 3/25/37	134,838
347,431	1.58	Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi, Floating Rate Note, 10/25/34	347,670
183,341	1.78	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	177,245
1,474,011	1.51	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	1,468,593
750,000		CNH Equipment Trust 2013-B, 0.99%, 11/15/18	749,754
800,000	2.85	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)	801,755
3,700,000	2.55	Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)	3,695,777
2,100,000	2.60	Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)	2,096,501
1,150,000	3.19	Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)	1,172,240
879,346	2.21	Commonbond Student Loan Trust 2016-B, Floating Rate Note, 10/25/40 (144A)	886,932
309,825		Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)	309,959
767,199		Conn's Receivables Funding 2016-A LLC, 4.68%, 4/16/18 (144A)	768,866
1,924,049		Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)	1,928,801
71,614	2.05	Conseco Finance Corp., Floating Rate Note, 11/17/31	71,067
314,224	3.04	Conseco Finance Home Equity Loan Trust 2002-B, Floating Rate Note, 6/15/32	304,734
166,342	2.04	Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32	163,553
1,200		Conseco Financial Corp., 7.05%, 1/15/19	1,215
199,894		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)	200,019
87,245	1.49	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	87,255
1,656,429	1.66	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35	1,642,345
2,798,717	1.54	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/36	2,796,088
164,053	1.44	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	159,575
35,073	1.66	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	34,037
1,687	1.85	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35 (144A)	1,686
199,473		CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	199,576
20,058		CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18 (144A)	20,049
409,669		CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)	409,544
720,905		CPS Auto Receivables Trust 2015-B, 1.65%, 11/15/19 (144A)	721,320
1,518,477		CPS Auto Receivables Trust 2016-A, 2.25%, 10/15/19 (144A)	1,524,763
400,000		CPS Auto Receivables Trust 2016-C, 2.48%, 9/15/20 (144A)	400,611
115,784		CPS Auto Trust, 1.48%, 3/16/20 (144A)	115,769
2,159,846		CPS Auto Trust, 1.5%, 6/15/20 (144A)	2,157,790
134,460		CPS Auto Trust, 1.82%, 12/16/19 (144A)	134,482
1,312,302	1.41	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/25/32	1,282,031
1,187,747	1.03	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)	1,178,173
278,949	0.85	Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 5/25/36 (144A)	277,114
263,322	1.42	Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 7/25/34	262,786
1,365,062	0.88	Credit-Based Asset Servicing & Securitization LLC, Floating Rate Note, 7/25/36	1,362,474
80,462	1.76	CWABS Asset-Backed Certificates Trust 2004-10, Floating Rate Note, 1/25/35	80,592
4,149,700	1.81	CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34	4,139,272
32,316	1.11	CWABS Asset-Backed Certificates Trust 2005-14, Floating Rate Note, 4/25/36	32,305
1,358,745	1.65	Dell Equipment Finance Trust 2015-2, Floating Rate Note, 12/22/17 (144A)	1,360,581
412		Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	409
2,000,000	1.02	Discover Card Execution Note Trust, Floating Rate Note, 8/15/19	2,000,517
5,915,000	0.89	Discover Card Execution Note Trust, Floating Rate Note, 8/17/20	5,923,907
3,300,257	2.56	DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)	3,343,879
2,234,925		Drive Auto Receivables Trust 2015-D, 2.59%, 12/16/19 (144A)	2,242,470
3,000,000		Drive Auto Receivables Trust 2016-C, 1.41%, 1/15/19 (144A)	3,001,034
2,227,888	3.73	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)	2,243,283
560,267		DT Auto Owner Trust 2015-3, 1.66%, 3/15/19 (144A)	560,447
533,920		DT Auto Owner Trust 2016-1, 2.0%, 9/16/19 (144A)	534,538
1,045,560		DT Auto Owner Trust 2016-2, 1.73%, 8/15/19 (144A)	1,046,441
2,744,459	2.61	Earnest Student Loan Program 2016-C LLC, Floating Rate Note, 10/27/36 (144A)	2,776,478
2,214,436	2.16	Earnest Student Loan Program 2016-D LLC, Floating Rate Note, 1/25/41 (144A)	2,219,905
752,660	1.66	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	750,294
944,643		Engs Commercial Finance Trust 2015-1, 2.31%, 10/22/21 (144A)	943,784
175,561		Engs Commercial Finance Trust 2016-1, 1.25%, 11/22/17 (144A)	175,561
5,700,000		Engs Commercial Finance Trust 2016-1, 2.63%, 2/22/22 (144A)	5,670,027
1,779,222		Enterprise Fleet Financing LLC, 1.59%, 2/22/21 (144A)	1,778,234
2,000,000		Enterprise Fleet Financing LLC, 1.74%, 2/22/22 (144A)	1,994,338
3,550,000	1.20	Evergreen Credit Card Trust Series 2016-3, Floating Rate Note, 11/16/20 (144A)	3,551,373
367,674		Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	367,893
1,465,080		Exeter Automobile Receivables Trust 2015-1, 1.6%, 6/17/19 (144A)	1,465,787
775,054		Exeter Automobile Receivables Trust 2015-2, 1.54%, 11/15/19 (144A)	775,196
331,222	1.50	FBR Securitization Trust, Floating Rate Note, 11/25/35	328,614
1,825,370	1.31	FFMLT Trust 2005-FF2, Floating Rate Note, 3/25/35	1,814,747
218,636	2.48	Fieldstone Mortgage Investment Trust Series 2004-5, Floating Rate Note, 2/25/35	217,648
6,033,849	1.00	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36	5,926,242
116,225	2.06	First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32	114,204
860,601	1.58	First Franklin Mortgage Loan Trust 2004-FF8, Floating Rate Note, 10/25/34	858,358
494,470	2.03	First Franklin Mortgage Loan Trust 2004-FFH4, Floating Rate Note, 1/25/35	494,100
990,199	1.39	First Franklin Mortgage Loan Trust 2005-FFH2, Floating Rate Note, 4/25/35 (144A)	944,113
341,735	1.09	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	341,543
934,271	1.00	First Franklin Mortgage Loan Trust 2006-FF1, Floating Rate Note, 1/25/36	928,823
786,708	1.02	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	780,337
4,175,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	4,180,312
4,400,000	1.31	First National Master Note Trust 2015-1, Floating Rate Note, 9/15/20	4,414,172
1,758,941	1.48	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	1,726,839
1,950,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)	1,960,089
1,665,824		Flagship Credit Auto Trust 2015-2, 1.98%, 10/15/20 (144A)	1,668,447
1,721,585		Flagship Credit Auto Trust 2015-3, 2.38%, 10/15/20 (144A)	1,728,335
1,237,989		Flagship Credit Auto Trust 2016-3, 1.61%, 12/15/19 (144A)	1,238,373
486,968		FNA 2014-1 Trust, 1.296%, 12/10/22 (144A)	482,707
1,405,984		FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)	1,397,688
818,971	1.10	Ford Credit Auto Owner Trust 2016-A, Floating Rate Note, 12/15/18	819,427
2,452,301	1.01	Ford Credit Auto Owner Trust 2016-B, Floating Rate Note, 3/15/19	2,453,641
2,620,000		Ford Credit Floorplan Master Owner Trust A, 1.92%, 1/15/19	2,620,696
4,900,000	1.14	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 11/15/21	4,900,223
900,000	1.10	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19	900,154
4,000,000	1.60	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/21	4,043,453
553,000	2.73	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	548,126
3,449,682		Foursight Capital Automobile Receivables Trust 2016-1, 2.87%, 10/15/21 (144A)	3,420,126
592,058	1.48	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	582,158
82,484	1.40	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	82,494
120,176	1.12	Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)	120,075
1,161,589		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)	1,163,135
3,004,568		GCAT 2015-2, 3.75%, 7/25/20 (Step) (144A)	3,006,757
382,521		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)	377,166
1,524,144		GLS Auto Receivables Trust 2016-1, 2.73%, 10/15/20 (144A)	1,523,772
630,197	1.32	GM Financial Automobile Leasing Trust 2015-3, Floating Rate Note, 6/20/18	631,181
1,653,651		GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)	1,656,827
3,070,769		GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)	3,073,488
1,300,000	1.20	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/15/20 (144A)	1,300,566
2,100,000	1.55	GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/17/21 (144A)	2,111,061
594,788		GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)	595,019
4,000,000	1.30	Golden Credit Card Trust, Floating Rate Note, 1/15/20 (144A)	4,010,371
300,000	1.09	Golden Credit Card Trust, Floating Rate Note, 3/15/19 (144A)	299,903
590,000	0.99	Golden Credit Card Trust, Floating Rate Note, 3/15/21 (144A)	590,673
1,300,000	1.39	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,299,948
5,000,000		Green Tree Agency Advance Funding Trust I, 3.1216%, 10/15/48 (144A)	4,964,000
460,946	1.42	GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34	460,436
1,161,411	1.73	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	1,161,618
1,309,484	1.51	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	1,301,192
19,412	1.12	GSAMP Trust 2005-HE6, Floating Rate Note, 11/25/35	19,389
2,405,330	0.94	GSAMP Trust 2006-HE2, Floating Rate Note, 3/25/46	2,388,797
255,680	1.06	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	255,278
853,938	2.11	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	826,604
675,852	1.06	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	665,580
1,453,878	1.06	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	1,437,962
1,300,000		Hero Residual Funding 2016-1R, 4.5%, 9/21/42 (144A)	1,287,103
321,198	1.06	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)	321,048
3,600,000	4.01	Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)	3,738,359
3,200,000	2.03	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	3,216,028
2,600,000	2.96	Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)	2,584,812
53,094	1.44	Home Equity Asset Trust 2004-6, Floating Rate Note, 12/25/34	53,059
17,424	1.09	Home Equity Asset Trust 2005-2, Floating Rate Note, 7/25/35	17,425
6,000,000	1.07	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	5,896,489
662,035	1.05	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	662,149
1,065,869	1.14	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	1,064,904
85,874	0.93	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	85,367
4,555,996	1.13	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	4,494,920
5,214,053	2.35	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/17/33 (144A)	5,250,872
1,799,000	4.00	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)	1,818,121
1,250,000	3.10	Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)	1,254,055
1,975,885	1.32	HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34	1,851,684
2,650,000		Honor Automobile Trust Securitization 2016-1A, 2.94%, 11/15/19 (144A)	2,650,149
2,380,169	0.94	HSBC Home Equity Loan Trust USA 2007-1, Floating Rate Note, 3/20/36	2,375,557
285,393	1.04	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	284,174
286,911	0.93	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	285,428
222,187	0.95	HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35	221,062
1,559,942	1.25	Hyundai Auto Lease Securitization Trust 2016-A, Floating Rate Note, 7/16/18 (144A)	1,561,390
2,113,531	1.62	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35	2,113,024
1,800,000	2.39	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30 (144A)	1,800,024
3,340,000	2.80	Invitation Homes 2014-SFR1 Trust REMICS, Floating Rate Note, 6/19/31 (144A)	3,340,035
2,100,000	2.14	Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)	2,099,998
1,989,351	1.74	Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)	1,989,350
2,887,000	2.54	Invitation Homes 2015-SFR2 Trust, Floating Rate Note, 6/17/32 (144A)	2,891,843
3,500,000	2.29	Invitation Homes 2015-SFR3 Trust, Floating Rate Note, 8/17/32 (144A)	3,506,103
1,400,000		Invitation Homes Trust 2014-SFR3 Class D, 3.51%, 12/17/31	1,399,996
590,907	2.26	Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28	584,934
1,209,135	1.29	Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29	1,192,082
78,531	1.54	IXIS Real Estate Capital Trust 2005-HE1, Floating Rate Note, 6/25/35	79,203
110,304	1.44	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	109,939
1,794,557	1.54	JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35	1,782,722
496,423	0.98	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	492,897
628,024	0.91	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	627,363
5,702,000	3.41	Kabbage Funding 2014-1 Resecuritization Trust, Floating Rate Note, 3/8/18 (144A)	5,687,300
14,319	1.19	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	14,291
56,017		LEAF Receivables Funding 9 LLC, 1.98%, 9/15/21 (144A)	56,017
73,801	1.15	Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33	72,850
2,600,000	1.31	Master Credit Card Trust II Series 2016-1, Floating Rate Note, 9/23/19 (144A)	2,610,200
435,644	1.90	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	435,685
228,069	1.48	Mastr Asset Backed Securities Trust 2005-WMC1, Floating Rate Note, 3/25/35	223,931
579,694	0.99	Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36	577,620
2,356,844	1.06	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	2,315,551
5,850,000	0.80	MBNA Credit Card Master Note Trust, Floating Rate Note, 8/16/21	5,845,348
2,500,000	1.02	Mercedes-Benz Master Owner Trust 2015-A, Floating Rate Note, 4/15/19 (144A)	2,500,000
5,140,000	0.98	Merrill Lynch Mortgage Investors Trust Series 2006-FF1, Floating Rate Note, 8/25/36	5,114,154
2,181,318	1.55	Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35	2,145,838
1,618,952	1.33	Morgan Stanley ABS Capital I Inc Trust 2005-WMC1, Floating Rate Note, 1/25/35	1,593,971
22,308	1.46	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	22,210
150,540	1.51	Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, Floating Rate Note, 7/25/35	150,092
474,223	1.22	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	473,318
1,088,213	1.04	Morgan Stanley Home Equity Loan Trust 2006-2, Floating Rate Note, 2/25/36	1,027,861
711,223	0.84	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	711,075
490,000	0.95	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	477,266
1,357,647	1.36	MOTOR 2015-1 Plc, Floating Rate Note, 6/27/22 (144A)	1,356,478
310,373		Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)	310,176
759,212		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)	760,510
1,279,482		Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)	1,278,842
4,301,733	0.91	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	4,293,737
2,750,000		Navitas Equipment Receivables LLC 2016-1, 2.2%, 6/15/21 (144A)	2,746,458
3,000,000	2.24	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)	2,963,000
2,750,000	3.99	NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)	2,730,217
500,000	6.24	NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)	489,443
803,247	1.28	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	799,198
222,151	1.40	New Century Home Equity Loan Trust 2005-2 REMICS, Floating Rate Note, 6/25/35	221,729
674,406	1.25	New Century Home Equity Loan Trust 2005-3 REMICS, Floating Rate Note, 7/25/35	664,857
200,000		New Residential Advance Receivables Trust Advance Receivables Backed Notes, 2.5751%, 10/15/49 (144A)	197,627
4,300,000	2.40	NextGear Floorplan Master Owner Trust, Floating Rate Note, 4/15/21 (144A)	4,359,094
2,600,000	2.45	NextGear Floorplan Master Owner Trust, Floating Rate Note, 7/15/19 (144A)	2,601,138
5,000,000	1.80	NextGear Floorplan Master Owner Trust, Floating Rate Note, 9/15/21 (144A)	5,002,542
841,417	1.05	Nissan Auto Receivables 2015-C Owner Trust, Floating Rate Note, 11/15/18	842,260
2,191,742	1.05	Nissan Auto Receivables 2016-A Owner Trust, Floating Rate Note, 2/15/19	2,193,968
1,350,000	1.00	Nissan Auto Receivables 2016-B Owner Trust, Floating Rate Note, 4/15/19	1,350,810
319,320	1.54	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	297,202
1,265,342	2.41	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	1,258,129
105,008	1.50	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	104,641
7,200,000	1.43	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	7,129,698
1,580,614		NYCTL 2016-A Trust, 1.47%, 11/10/29 (144A)	1,570,502
4,000,000		Ocwen Master Advance Receivables Trust, 2.5207%, 8/17/48 (144A)	3,984,239
2,368,574		OneMain Financial Issuance Trust 2014-2, 2.47%, 9/18/24 (144A)	2,369,550
3,000,000		Oportun Funding III LLC, 3.69%, 7/8/21 (144A)	2,997,884
1,457,911	1.56	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	1,449,385
299,471	1.02	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	299,046
33,114		Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	30,316
125,842		Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)	128,484
6,397,504		OSAT 2016-NPL1 Trust, 3.75%, 7/25/56 (Step) (144A)	6,406,004
51,490	0.52	Oscar US Funding Trust II, Floating Rate Note, 2/15/18 (144A)	51,467
3,457,758		Oscar US Funding Trust IV, 2.53%, 7/15/20 (144A)	3,458,000
1,627,180	2.40	Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)	1,627,691
4,150,000		OSCAR US Funding Trust V, 2.31%, 11/15/19 (144A)	4,152,482
84,064	1.02	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35	83,743
720,518	1.13	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	717,191
787,363	1.66	People's Choice Home Loan Securities Trust Series 2004-2, Floating Rate Note, 10/25/34	778,745
2,290,000	1.30	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	2,287,963
1,700,000	1.55	PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)	1,697,561
4,145,000	1.30	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	4,142,583
4,000,000	1.90	PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)	4,025,279
1,250,000	2.45	PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)	1,259,498
950,000	1.32	PFS Financing Corp., Floating Rate Note, 4/15/20 (144A)	948,048
1,325,891		PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)	1,316,998
2,249,034	1.21	Popular ABS Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 11/25/35	2,225,078
229,285	1.08	Popular ABS Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/25/36	226,511
1,500,000		Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)	1,508,432
2,300,000		Prestige Auto Receivables Trust 2016-2, 1.46%, 7/15/20 (144A)	2,297,754
2,712,884		Pretium Mortgage Credit Partners I 2016-NPL1, 4.375%, 2/27/31 (Step) (144A)	2,740,674
1,588,899		Pretium Mortgage Credit Partners I 2016-NPL4 LLC, 4.0%, 7/25/31 (Step) (144A)	1,588,426
3,419,597		Pretium Mortgage Credit Partners I 2016-NPL6 LLC, 3.5%, 10/27/31 (Step) (144A)	3,404,601
3,050,000		Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)	3,035,705
1,700,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)	1,699,004
1,500,000	3.20	Progress Residential 2016-SFR1 Trust, Floating Rate Note, 9/17/33 (144A)	1,517,965
3,199,974		PRPM 2016-1 LLC, 4.0%, 9/27/21 (Step) (144A)	3,187,780
449,560		Purchasing Power Funding 2015-A LLC, 3.5%, 12/15/19 (144A)	448,998
1,668,433	1.42	Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)	1,637,674
237,852	1.71	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	236,947
706,965	1.56	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	689,507
1,504,285	1.01	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	1,491,972
255,079	1.51	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	255,237
254,204	0.92	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 10/25/35	253,688
1,096,483	1.00	RASC Series 2005-AHL3 Trust, Floating Rate Note, 9/25/35	1,089,092
2,947,079	1.17	RASC Series 2005-KS10 Trust, Floating Rate Note, 11/25/35	2,924,011
900,000	1.16	RASC Series 2005-KS11 Trust, Floating Rate Note, 12/25/35	886,689
424,864	1.19	RASC Series 2005-KS9 Trust, Floating Rate Note, 10/25/35	420,820
1,101,251		RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)	1,101,469
3,258,794	2.05	Resimac Premier Series 2016-1, Floating Rate Note, 10/10/47 (144A)	3,260,984
1,543,372		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)	1,546,176
78,022	1.66	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	76,300
657,272	1.41	SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34	644,782
1,334,456	1.22	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,325,467
264,107	0.99	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	263,926
2,720,353		SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)	2,712,415
3,600,000	1.11	Securitized Term Auto Receivables Trust 2016-1, Floating Rate Note, 11/26/18 (144A)	3,600,172
1,308,120		Sierra Auto Receivables Securitization Trust 2016-1, 2.85%, 1/18/22 (144A)	1,317,142
1,087,304		Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)	1,085,921
3,778,000	2.59	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)	3,773,067
2,700,000		Skopos Auto Receivables Trust 2015-1, 5.43%, 12/15/23 (144A)	2,709,458
985,735		Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)	988,468
1,518,762	1.44	SMART ABS Series 2015-3US Trust, Floating Rate Note, 4/16/18	1,523,710
2,199,749		SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	2,202,203
2,498,483	1.83	SoFi Professional Loan Program 2014-B LLC, Floating Rate Note, 8/25/32 (144A)	2,514,012
992,116	1.81	SoFi Professional Loan Program 2015-B LLC, Floating Rate Note, 4/25/35 (144A)	996,003
1,461,378	2.51	Sofi Professional Loan Program 2016-A LLC, Floating Rate Note, 8/25/36 (144A)	1,504,455
1,391,656	1.96	Sofi Professional Loan Program 2016-B LLC, Floating Rate Note, 6/25/33 (144A)	1,404,319
684,715	1.86	SoFi Professional Loan Program 2016-C LLC, Floating Rate Note, 10/25/36 (144A)	689,918
3,942,575	1.71	SoFi Professional Loan Program 2016-D LLC, Floating Rate Note, 1/25/39 (144A)	3,942,329
2,050,000	1.38	Sofi Professional Loan Program 2016-E LLC, Floating Rate Note, 7/25/39 (144A)	2,053,099
573,472	1.30	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	571,672
357,488	1.02	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	353,683
75,024	1.15	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	74,976
123,646	1.09	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	123,560
3,540,717	1.06	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,502,236
4,250,000		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3, 3.41%, 7/15/47 (144A)	4,241,176
4,700,000		SPS Servicer Advance Receivables Trust, 2.53%, 11/16/48 (144A)	4,687,846
1,285,000		SPS Servicer Advance Receivables Trust, 3.32%, 11/16/48 (144A)	1,281,705
461,314	1.64	Structured Asset Investment Loan Trust 2004-10, Floating Rate Note, 11/25/34	457,719
444,690	1.48	Structured Asset Investment Loan Trust 2004-11, Floating Rate Note, 1/25/35	440,448
2,877,748	1.80	Structured Asset Investment Loan Trust 2004-BNC2, Floating Rate Note, 12/25/34	2,868,174
1,334,074	1.30	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	1,331,135
922,264	1.29	Structured Asset Investment Loan Trust 2005-HE1, Floating Rate Note, 7/25/35	907,139
677,380	0.96	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	671,337
946,256	1.24	Structured Asset Securities Corp 2005-WF1, Floating Rate Note, 2/25/35	928,639
1,456,310	0.91	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	1,429,859
172,986	0.98	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	172,773
1,472,014	0.90	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 5/25/47	1,446,167
3,974,378	1.06	Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)	3,793,966
1,170,533	2.26	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-BC2, Floating Rate Note, 3/25/33	1,162,163
738,703		Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)	737,779
2,304,341		Sunset Mortgage Loan Co 2015-NPL1 LLC, 4.4586%, 9/16/45 (Step) (144A)	2,294,606
235,919		SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)	231,717
4,500,062	1.84	SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)	4,502,981
476,875		TAL Advantage V LLC, 1.7%, 5/20/39 (144A)	471,584
1,864,403		Tax Ease Funding LLC Series 16-1A, 3.13%, 6/15/28	1,852,244
4,700,000		TCF Auto Receivables Owner Trust 2016-PT1, 1.93%, 6/15/22 (144A)	4,694,918
1,224,427	1.52	Terwin Mortgage Trust 2006-1, Floating Rate Note, 1/25/37 (144A)	1,178,356
281,925	1.43	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	281,856
922,474	1.07	Terwin Mortgage Trust Series TMTS 2005-12ALT, Floating Rate Note, 7/25/36	909,694
898,497		Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)	898,607
2,000,000	5.66	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)	2,000,400
4,723,000	1.49	Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)	4,711,602
4,150,000	2.19	Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)	4,144,783
3,000,000	1.32	Trillium Credit Card Trust II, Floating Rate Note, 5/26/21 (144A)	3,013,908
874,571	2.46	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34	862,897
755,108	1.02	Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)	687,547
1,158,036		United Auto Credit Securitization Trust 2016-2, 1.67%, 9/10/18 (144A)	1,159,014
5,000,000		United Auto Credit Securitization Trust 2016-2, 2.2%, 5/10/19 (144A)	4,990,018
169,069		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)	169,763
6,737,335		VOLT XLVII LLC, 3.75%, 6/25/46 (Step) (144A)	6,740,388
2,854,615		VOLT XLVIII LLC, 3.5%, 7/25/46 (Step) (144A)	2,844,866
3,800,342		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)	3,807,534
1,387,877		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)	1,391,223
1,355,574		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)	1,359,472
4,843,734		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	4,872,897
3,593,336		VOLT XXXV, 3.5%, 9/25/46 (Step) (144A)	3,584,957
1,895,678		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	1,897,986
2,228,352		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	2,226,203
2,819,038		VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)	2,827,138
3,255,000	1.19	Wells Fargo Dealer Floorplan Master Note Trust, Floating Rate Note, 10/21/19	3,255,695
2,670,000	1.12	Wells Fargo Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19	2,670,282
1,792,823	1.22	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	1,762,604
1,680,934	1.01	Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust REMICS, Floating Rate Note, 7/25/36	1,647,495
1,130,494		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	1,128,509
516,788		Westgate Resorts 2016-1 LLC, 3.5%, 12/20/28 (144A)	514,837
452,071	1.45	Westlake Automobile Receivables Trust 2015-2, Floating Rate Note, 7/16/18 (144A)	452,235
2,359,206	1.63	Westlake Automobile Receivables Trust 2015-3, Floating Rate Note, 5/17/21 (144A)	2,363,133
4,024,679	1.75	Westlake Automobile Receivables Trust 2016-1, Floating Rate Note, 1/15/19 (144A)	4,033,642
2,550,000		Westlake Automobile Receivables Trust 2016-3, 1.42%, 10/15/19 (144A)	2,546,541
99,066		Wheels SPV 2 LLC, 0.84%, 3/20/23 (144A)	99,005
22,042	1.04	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	21,756
3,000,000		World Financial Network Credit Card Master Trust, 1.26%, 3/15/21	3,001,818
1,725,000	1.02	World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22	1,728,328
1,480,490	1.10	World Omni Auto Receivables Trust 2015-B, Floating Rate Note, 7/15/19	1,481,905
2,770,390		WVUE 2015-1, 4.5%, 9/25/20 (Step) (144A)	2,794,004
		TOTAL ASSET BACKED SECURITIES
		(Cost $773,058,373)	$774,088,178

		COLLATERALIZED MORTGAGE OBLIGATIONS - 26.5%
15,650		A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)	$15,648
123,201		A10 Term Asset Financing 2014-1 LLC, 1.72%, 4/15/33 (144A)	123,125
347,761	1.54	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	344,754
741,765	1.32	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	726,314
1,318,540	1.34	Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34	1,306,815
1,090,281	1.66	Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35	1,067,207
125,000	3.04	American Homes 4 Rent 2014-SFR1 REMICS, Floating Rate Note, 6/17/31 (144A)	124,278
3,300,000	2.95	AMSR 2016-SFR1 Trust, Floating Rate Note, 11/17/33 (144A)	3,307,469
2,803,589	2.18	Apidos CLO IX, Floating Rate Note, 7/17/23 (144A)	2,799,054
5,000,000	2.29	Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)	4,935,741
2,100,000	2.40	Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd., Floating Rate Note, 9/15/26 (144A)	2,115,428
3,613,000	2.90	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	3,624,655
1,920,000	1.80	BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)	1,918,998
3,490,000	3.14	BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)	3,451,902
3,500,000	2.54	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)	3,492,230
5,500,000	3.54	BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)	5,581,276
4,700,000	1.74	BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)	4,607,469
243,207	4.26	BAMLL Re-REMIC Trust 2014-FRR6, Floating Rate Note, 8/28/46 (144A)	241,889
3,858,860	2.87	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	3,855,457
3,400,000	5.60	Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45	3,394,681
3,600,000	5.55	Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49	3,611,026
2,749,572	6.19	Banc of America Commercial Mortgage Trust 2008-1, Floating Rate Note, 2/10/51	2,824,165
974,244	1.36	Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35	948,013
73,786	3.29	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	72,529
186,293	3.23	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	182,555
1,750,000	3.29	Bancorp Commercial Mortgage 2016-CRE1 Trust, Floating Rate Note, 11/15/33 (144A)	1,750,122
4,418,275	2.51	Bayview Opportunity Master Fund IVb Trust 2016-CRT1, Floating Rate Note, 10/27/27 (144A)	4,410,551
3,150,000	2.70	BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)	3,108,565
606,220	3.40	BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)	609,999
584,324	1.60	Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34	569,652
1,280,245	1.46	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,239,704
3,105,733	1.60	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	2,933,881
2,017,613	1.60	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	1,909,299
1,005,378	1.50	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	982,841
2,314,769	1.36	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	2,274,406
558,434	1.26	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	546,264
793,017	3.02	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	788,658
247,044	3.32	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	238,741
37,337	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	37,326
1,780,928		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 REMICS, 5.331%, 2/11/44	1,781,919
6,475,444	5.71	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 REMICS, Floating Rate Note, 6/11/40	6,482,063
4,974,777	5.71	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, Floating Rate Note, 9/11/42	5,093,258
270,419	3.09	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	273,516
2,000,000	5.09	Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)	2,010,171
134,347	3.26	Bellemeade Re, Ltd., Floating Rate Note, 7/25/25 (144A)	134,976
4,100,000	2.57	BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)	4,026,355
6,500,000	1.28	Black Diamond CLO 2006-1 Luxembourg SA, Floating Rate Note, 4/29/19 (144A)	6,496,458
2,490,000	2.05	BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)	2,475,323
3,823,000	3.55	BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)	3,803,802
1,556,897	1.14	Callidus Debt Partners Clo Fund VI, Ltd., Floating Rate Note, 10/23/21 (144A)	1,546,139
1,320,000	2.18	Cathedral Lake CLO 2015-3, Ltd., Floating Rate Note, 1/15/26 (144A)	1,319,732
4,947,137	5.89	CD 2007-CD5 Mortgage Trust REMICS, Floating Rate Note, 11/15/44	5,027,902
6,445,000	3.20	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	6,420,738
3,500,000	1.58	Cent CDO 14, Ltd., Floating Rate Note, 4/15/21 (144A)	3,284,065
7,200,000	2.85	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	7,067,195
1,000,000	5.30	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)	975,064
1,050,000	1.90	CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)	1,045,496
4,342,403	1.65	CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)	4,340,335
3,229,506	2.35	CGGS Commercial Mortgage Trust 2016-RND, Floating Rate Note, 2/15/33 (144A)	3,238,715
1,007,892	2.60	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	1,008,838
2,000,000	3.80	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)	1,997,500
97,564	1.09	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	88,025
41,852	1.06	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	37,599
328,536	1.26	CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18	322,578
2,167,339	2.62	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)	2,148,807
4,917		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	5,049
252,031		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	253,320
1,672,820	6.05	Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49	1,707,127
1,500,000	4.00	Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)	1,483,714
5,400,000	2.80	Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)	5,305,511
627,729		Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)	637,910
2,000,000	3.90	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)	2,009,461
2,052,782	2.58	Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)	2,042,518
4,840,000	2.49	Colony Starwood Homes 2016-2 Trust, Floating Rate Note, 12/19/33 (144A)	4,847,878
6,130,000	1.50	Comm 2014-BBG Mortgage Trust REMICS, Floating Rate Note, 3/15/29 (144A)	6,103,325
5,600,000	3.15	COMM 2014-FL4 Mortgage Trust REMICS, Floating Rate Note, 7/15/31 (144A)	5,495,983
5,470,000	2.85	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	5,429,328
6,980,000	1.50	COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)	6,962,459
2,722,000	2.30	COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)	2,667,742
7,340,000	2.28	COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)	7,339,999
4,500,000	3.00	COMM 2016-SAVA Mortgage Trust, Floating Rate Note, 10/15/34 (144A)	4,521,163
4,000,000	3.35	Cosmopolitan Hotel Trust 2016-COSMO, Floating Rate Note, 11/15/33 (144A)	4,022,556
4,500,000	3.31	Cratos CLO, Ltd., Floating Rate Note, 5/19/21 (144A)	4,490,984
3,502,748	5.54	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Floating Rate Note, 9/15/39	3,507,126
4,125,797	5.69	Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39	4,141,688
1,182,530	5.93	Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39	1,199,621
5,000,000	5.93	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39	5,087,370
334,465	1.50	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	321,350
1,597,500	2.41	Crown Point CLO, Ltd., Floating Rate Note, 11/21/22 (144A)	1,598,139
1,995,291	0.94	Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38	1,980,130
2,300,000	2.95	CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)	2,255,512
4,279,879	2.50	CSMC Series 2013-14R REMICS, Floating Rate Note, 10/27/37 (144A)	4,266,504
416,477	3.00	CSMC Trust 2012-CIM2, Floating Rate Note, 6/25/42 (144A)	405,560
4,413,617	3.00	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	4,407,305
3,500,000	2.55	CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)	3,503,352
3,750,000	3.55	CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)	3,731,456
1,650,000	4.33	Eaton Vance CDO VIII, Ltd., Floating Rate Note, 8/15/22 (144A)	1,639,110
1,850,000	2.25	EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)	1,830,836
3,530,000	1.85	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	3,505,364
1,420,672	2.58	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	1,432,352
1,548,352	2.18	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/28	1,551,354
2,000,000	2.06	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/29	2,001,990
1,512,572	1.53	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24	1,515,866
2,247,114	1.96	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24	2,253,027
2,366,740	2.53	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 8/25/28	2,387,611
2,083,654	2.73	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28	2,105,319
2,794,024	0.93	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	2,776,990
164,005	2.65	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45	175,216
1,338,826	0.84	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,341,112
1,224,308		Fannie Mae, 2.5%, 6/25/24	1,239,218
1,220,466		Fannie Mae, 3.0%, 1/25/29	1,235,612
1,245,932		Fannie Mae, 3.0%, 11/25/18	1,259,602
215,655		Fannie Mae, 3.0%, 8/25/25	217,938
288,445		Fannie Mae, 3.5%, 10/25/23	289,623
631,228		Fannie Mae, 3.5%, 6/25/21	644,882
1,687,054		Fannie Mae, 4.5%, 9/25/18	1,721,511
452,016		Fannie Mae, 4.5%, 9/25/35	456,080
441,233		Federal Home Loan Banks, 2.9%, 4/20/17	443,984
751,496	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	751,880
194,684	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	194,247
2,186,515	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	2,175,826
37,294	0.69	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	37,219
48,831	1.49	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	49,602
743,226	1.12	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	748,652
301,117	1.16	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	305,395
73,786	1.14	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	74,937
181,748	1.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	186,438
120,655	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	120,330
564,890	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	563,889
296,016	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	295,387
237,269	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	237,030
77,174	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	77,561
328,952	0.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	329,735
98,743	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	98,650
19,204	1.04	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	19,285
257,105	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	258,057
303,917	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	305,301
662,583	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	665,644
412,307	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	410,338
61,474	0.77	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	61,376
128,927	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	129,098
173,326	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	173,103
464,574	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	465,239
412,267	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	412,588
232,416	1.09	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	235,168
566,875	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	564,209
211,677	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	210,890
346,750	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	347,889
907,287	1.59	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	928,257
447,258	1.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	458,443
143,967	1.24	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	145,294
638,481	1.54	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	658,100
617,977	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	616,548
78,621	0.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	78,967
1,439,862	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	1,445,636
378,079	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	377,256
80,086	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	80,581
256,904	2.12	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	266,477
620,310	0.88	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	619,241
205,680	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	206,129
305,795	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	305,818
157,508	0.88	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	156,785
84,455	1.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	85,591
63,810	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	63,639
27,256	0.99	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	27,319
336,407	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	336,793
353,435	0.96	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	353,329
1,281,040	0.85	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	1,276,029
37,319	0.95	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	37,387
347,888	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	349,457
388,237	0.78	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	385,638
736,641	1.04	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	738,901
30,707	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	30,691
325,278	0.74	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	325,417
317,406	0.89	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	316,834
274,304	0.74	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	274,292
491,132	0.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	490,967
270,975	0.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	269,684
472,064	0.79	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	468,709
519,763	0.84	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	520,808
101,884	1.14	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	103,302
257,753	0.96	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	257,946
179,482	0.94	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	179,409
1,993,037		Federal Home Loan Mortgage Corp., 3.0%, 12/15/24	2,014,741
470,636	0.79	Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35	468,235
131,558	0.89	Federal Home Loan Mortgage Corp., Floating Rate Note, 2/15/18	131,477
377,881	1.54	Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32	387,332
385,559	1.14	Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/28	392,032
224,826	1.14	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/15/31	228,335
2,810,009	1.24	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35	2,836,050
153,589	1.20	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	156,097
247,218	1.28	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	251,853
97,484	1.23	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	99,299
274,906	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	275,453
176,814	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	177,709
405,071	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	402,938
2,527	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	2,528
1,510,777	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	1,508,424
82,262	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	82,488
492,816	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	496,529
391,980	1.80	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	399,260
289,616	0.96	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	289,304
1,257,839	1.55	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	1,288,154
306,950	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	311,876
270,116	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	274,451
464,306	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	465,288
340,526	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	342,217
228,552	0.90	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	227,844
68,906	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	69,059
203,904	1.58	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	206,192
65,690	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	66,788
620,264	1.48	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	628,950
247,156	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	248,604
155,558	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	154,487
341,414	1.20	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	342,441
112,124	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	112,357
224,399	1.33	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	228,937
530,172	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	534,325
569,215	0.89	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	567,085
473,016	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	469,552
326,649	0.78	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	323,737
155,866	1.28	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	157,820
64,426	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	64,526
52,839	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	52,849
372,092	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	376,247
187,427	1.01	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	188,291
987,035	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	987,198
81,768	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	80,710
132,411	1.58	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	136,189
563,575	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	559,440
289,871	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	287,950
1,276,244	0.80	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45	1,238,104
136,558	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	136,282
1,382,796	1.48	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	1,403,390
668,392	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	671,659
326,219	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	327,224
251,106	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	251,535
246,447	0.93	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	245,591
792,578	0.89	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	794,382
486,591	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	482,569
151,339	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	152,647
428,139	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	427,737
560,541	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	564,841
163,215	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	163,913
508,124	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	508,662
574,805	0.82	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	570,920
52,516	0.81	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	52,100
203,385	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	201,847
57,837	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	57,940
41,083	1.05	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	41,592
297,071	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	301,838
208,677	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	212,373
128,009	1.58	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	130,429
339,412	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	339,535
107,537	1.03	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	107,578
1,371,464	0.88	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,365,018
1,367,530	0.83	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	1,361,973
186,522	0.87	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	185,692
184,126	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	184,206
129,952	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	130,524
57,931	1.18	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	58,810
188,983	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	189,875
5,628	0.98	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	5,647
150,245	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	150,167
2,080	1.38	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	2,085
52,678	1.48	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	53,513
243,144	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	244,062
1,300,354	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	1,303,116
260,067	1.15	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	260,575
482,408	1.08	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	483,021
241,720	1.15	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	244,403
134,767	1.13	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	136,454
203,904	2.00	Federal National Mortgage Association, Floating Rate Note, 12/25/23	207,103
4,871,407	0.88	Federal National Mortgage Association, Floating Rate Note, 12/25/33	4,852,322
10,600,110	1.03	Federal National Mortgage Association, Floating Rate Note, 2/25/38	10,622,883
454,239	0.88	Federal National Mortgage Association, Floating Rate Note, 3/25/18	453,881
100,396	3.00	Federal National Mortgage Association, Floating Rate Note, 4/25/35	103,798
6,263,221	2.24	FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)	6,262,595
348,656	0.89	Freddie Mac Strips, Floating Rate Note, 12/15/36	347,616
261,099	0.79	Freddie Mac Strips, Floating Rate Note, 8/15/36	260,373
1,128,741	0.84	Freddie Mac Strips, Floating Rate Note, 8/15/36	1,124,245
421,282	2.98	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24	422,018
1,500,000	2.78	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/28	1,518,926
603,873	2.03	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	605,257
1,152,928	1.78	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/28	1,154,160
437,194	1.58	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24	437,352
750,000	1.88	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 3/25/29	748,574
343,629	1.93	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 4/25/28	343,791
1,233,857	1.38	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 4/25/29	1,232,121
1,776,068	2.03	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28	1,782,587
300,000	3.48	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28	308,824
226,738	2.98	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	227,387
1,747,665	2.33	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 9/25/28	1,753,958
648,058		Freddie Mac, 2.0%, 11/15/20	653,773
732,809		Freddie Mac, 2.0%, 8/15/20	737,550
567,959		Freddie Mac, 3.0%, 4/15/24	571,983
1,755,866		Freddie Mac, 3.0%, 5/15/29	1,790,875
250,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	258,738
3,897,000	2.95	FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)	3,902,748
2,560,512	4.01	FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)	2,585,736
5,711,452	4.62	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	5,714,994
4,206,488	5.59	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)	4,192,354
7,036,624	4.99	FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)	7,103,002
1,927,175	2.00	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/16 (144A)	1,930,167
4,450,000	2.28	Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)	4,314,473
494,399		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	483,834
210,262	1.08	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	194,990
2,214,200	1.03	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	2,085,225
1,972,326	1.60	Gosforth Funding 2016-1 Plc, Floating Rate Note, 2/15/58 (144A)	1,977,300
623,702		Government National Mortgage Association, 3.0%, 2/16/24	634,091
486,097	0.74	Government National Mortgage Association, Floating Rate Note, 1/16/33	487,225
814,091	0.79	Government National Mortgage Association, Floating Rate Note, 1/16/35	809,803
217,334	1.22	Government National Mortgage Association, Floating Rate Note, 10/16/39	219,783
291,956	0.96	Government National Mortgage Association, Floating Rate Note, 10/20/38	292,973
785,027	0.81	Government National Mortgage Association, Floating Rate Note, 2/20/35	780,887
828,964	1.04	Government National Mortgage Association, Floating Rate Note, 4/16/30	831,956
170,041	1.09	Government National Mortgage Association, Floating Rate Note, 4/16/32	172,251
234,409	0.94	Government National Mortgage Association, Floating Rate Note, 5/16/38	234,578
162,838	1.04	Government National Mortgage Association, Floating Rate Note, 6/16/31	163,599
300,469	1.54	Government National Mortgage Association, Floating Rate Note, 8/16/39	307,675
278,889	1.06	Government National Mortgage Association, Floating Rate Note, 8/20/38	280,482
3,350,000	2.00	GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)	3,351,966
3,500,000	3.95	GS Mortgage Securities Corp Trust 2016-ICE2, Floating Rate Note, 2/15/33 (144A)	3,535,222
3,200,000	6.45	GS Mortgage Securities Corp Trust 2016-ICE2, Floating Rate Note, 2/15/33 (144A)	3,307,271
7,051,383	5.79	GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45	7,095,290
2,885,000	2.29	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	2,859,643
2,000,000	4.60	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)	2,002,247
757,477	1.37	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	736,426
421,244	1.50	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	414,838
222,926	1.74	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	213,297
123,420	1.21	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	123,414
500,000	1.71	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	500,231
6,959,725	1.00	HomeBanc Mortgage Trust 2005-3, Floating Rate Note, 7/25/35	6,798,832
727,494	1.03	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35	699,329
2,273,419	1.09	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35	2,196,511
1,179,563	1.86	Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34	1,155,225
4,808,081	1.40	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	4,581,594
594,048	1.46	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	582,442
985,439	1.66	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	972,647
1,016,284	1.92	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,007,115
3,500,000	2.22	Hudsons Bay Simon JV Trust 2015-HBS, Floating Rate Note, 8/7/34 (144A)	3,503,918
2,480,000	2.40	Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)	2,484,176
647,626	1.48	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	617,673
1,821,436	1.38	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,711,109
460,937	1.42	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	448,219
1,494,844	1.40	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	1,429,090
218,011	3.21	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	209,332
257,105	1.82	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	253,767
4,600,000	1.89	Invitation Homes 2013-SFR1 Trust REMICS, Floating Rate Note, 12/17/30 (144A)	4,580,123
2,322,000	3.79	Invitation Homes 2014-SFR1 Trust REMICS, Floating Rate Note, 6/17/31 (144A)	2,322,021
7,900,000	2.11	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ASH, Floating Rate Note, 10/15/34 (144A)	7,906,952
3,600,000	2.80	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WPT, Floating Rate Note, 10/15/33 (144A)	3,613,798
4,400,000	2.05	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WSP, Floating Rate Note, 8/15/33 (144A)	4,400,440
62,461	6.45	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	62,889
220,089	4.84	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	219,614
62,643	0.86	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	62,244
720,551		JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47	720,050
2,717,686	5.79	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20, Floating Rate Note, 2/12/51	2,759,370
5,821,270	5.88	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	5,899,396
2,693,977	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	2,725,758
5,600,000	1.95	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)	5,543,812
4,280,000	2.10	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	4,208,525
3,470,000	2.65	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)	3,441,472
1,250,000	2.90	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	1,237,136
450,476	2.45	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)	449,222
2,500,000	2.80	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	2,466,302
400,000	2.05	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)	401,531
3,436,661	2.10	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)	3,432,531
3,750,000	1.62	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,744,658
3,500,000	2.40	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)	3,482,598
3,770,000	2.30	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)	3,772,030
1,469,298	1.95	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 REMICS, Floating Rate Note, 5/15/28 (144A)	1,463,440
3,600,000	2.50	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)	3,575,700
4,500,000	3.45	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	4,528,028
4,813,393	1.26	JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)	4,570,692
49,539		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	49,526
1,952,485	5.86	LB-UBS Commercial Mortgage Trust 2007-C6, Floating Rate Note, 7/15/40	1,965,956
3,475,991	5.87	LB-UBS Commercial Mortgage Trust 2007-C7 REMICS, Floating Rate Note, 9/15/45	3,561,833
1,531,201	2.14	LCM X LP, Floating Rate Note, 4/15/22 (144A)	1,531,166
313,983	0.80	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)	299,584
666,708	0.81	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)	638,940
284,420	1.53	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	280,865
428,997	1.63	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	424,790
1,412,959	1.28	Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35	1,352,413
7,600,000	2.61	LSTAR Commercial Mortgage Trust 2016-7, Floating Rate Note, 12/1/21 (144A)	7,505,000
3,611,724	2.62	LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/2/20 (144A)	3,607,005
7,253,539	3.62	LSTAR Securities Investment Trust 2016-5, Floating Rate Note, 11/1/21 (144A)	7,173,029
342,929	2.62	LSTAR Securities Investment, Ltd. 2015-10, Floating Rate Note, 11/1/20 (144A)	340,357
2,400,245	2.62	LSTAR Securities Investment, Ltd. 2015-4, Floating Rate Note, 4/1/20 (144A)	2,395,745
3,308,089	2.62	LSTAR Securities Investment, Ltd. 2015-7, Floating Rate Note, 7/1/17 (144A)	3,287,413
2,316,560	2.62	LSTAR Securities Investment, Ltd. 2015-8, Floating Rate Note, 8/3/20 (144A)	2,313,689
5,279,989	2.62	LSTAR Securities Investment, Ltd. 2015-9, Floating Rate Note, 10/1/20 (144A)	5,259,364
3,000,625	2.62	LSTAR Securities Investment, Ltd. 2016-1, Floating Rate Note, 1/1/21 (144A)	2,948,416
5,946,583	2.53	LSTAR Securities Investment, Ltd. 2016-3, Floating Rate Note, 9/1/21 (144A)	5,874,109
6,554,484	2.62	LSTAR Securities Investment, Ltd. 2016-4, Floating Rate Note, 10/1/21 (144A)	6,475,073
7,341,710	2.62	LSTAR Securities Investment, Ltd. 2016-6, Floating Rate Note, 11/1/21 (144A)	7,238,979
412,975	1.11	MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35	408,951
65,537	0.98	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	64,099
1,251,756	1.14	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	1,190,782
915,268	2.05	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	854,523
1,295,334	1.42	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28	1,228,493
1,925,113	2.02	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,891,762
1,252,934	1.38	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	1,199,000
578,473	1.40	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	551,880
143,504	2.67	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	141,895
1,193,731	1.40	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,169,267
301,582	1.82	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	296,411
1,703,185	1.32	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	1,577,305
89,199	2.32	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	85,469
398,831	2.72	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	396,594
1,855,085	1.97	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	1,786,322
1,745,153	1.32	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,641,538
668,339	1.92	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	643,073
1,603,357	1.22	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	1,550,176
1,487,689	5.64	ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46 (144A)	1,484,410
1,144,676	5.52	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	1,143,476
44,288	5.79	Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44	44,259
7,026,667		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	7,163,134
3,800,000	5.57	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	3,798,428
3,746,006	5.64	Morgan Stanley Capital I Trust 2007-TOP27 REMICS, Floating Rate Note, 6/11/42	3,788,416
7,546,285	6.28	Morgan Stanley Capital I Trust 2008-TOP29 REMICS, Floating Rate Note, 1/11/43	7,818,316
3,860,000	2.45	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	3,846,769
2,870,000	2.90	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)	2,862,603
3,000,000	3.45	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)	3,000,000
2,287,391	1.30	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	2,268,091
1,629,875	1.04	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	1,595,343
97,952	1.03	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	97,738
2,780,240	1.54	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,707,434
500,000	2.58	Nautique Funding, Ltd., Floating Rate Note, 4/15/20 (144A)	498,942
776,422	1.06	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21	774,858
3,399,261	2.78	Newstar Trust, Floating Rate Note, 1/20/23 (144A)	3,386,327
964,708	0.73	Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)	944,967
8,000,000	2.36	NorthStar 2016-1, Floating Rate Note, 9/25/31 (144A)	7,976,240
3,574,715	1.15	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-4, Floating Rate Note, 11/25/35	3,383,783
4,020,833	2.23	Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)	4,024,650
500,000	2.98	Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)	500,472
3,500,000	1.36	Pepper Residential Securities Trust No 14, Floating Rate Note, 6/13/17	3,501,400
3,700,000	1.41	Pepper Residential Securities Trust NO 16, Floating Rate Note, 3/13/17 (144A)	3,700,000
3,161,148	1.76	Pepper Residential Securities Trust, Floating Rate Note, 3/10/58 (144A)	3,161,508
3,615,672	2.15	PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)	3,612,147
4,170,948		Pretium Mortgage Credit Partners I 2016-NPL5 LLC, 3.875%, 9/27/31 (Step) (144A)	4,162,855
1,700,000	1.94	Progress Residential 2016-SFR2 Trust, Floating Rate Note, 1/17/34 (144A)	1,703,484
2,400,000	2.29	Progress Residential 2016-SFR2 Trust, Floating Rate Note, 1/17/34 (144A)	2,403,738
137,589	1.88	RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)	136,766
3,500,000	1.98	RAIT 2016-FL6 Trust, Floating Rate Note, 11/13/31 (144A)	3,499,998
14,899	1.13	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	14,812
224,810	1.03	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	222,420
2,111,297	1.36	RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35	2,018,409
2,995,793		Readycap Mortgage Trust 2016-3, 2.93997%, 11/20/38 (144A)	2,978,597
4,046,253	2.11	RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35	3,482,541
1,513,198	1.65	RESI MAC, 2014-1A, Floating Rate Note, 6/12/19	1,507,641
369,488	1.21	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	334,013
263,201	0.99	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	240,871
2,329,738	1.76	Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)	2,316,623
1,274,591	2.11	Resource Capital Corp 2015-CRE4, Ltd., Floating Rate Note, 8/15/32 (144A)	1,267,027
11,908		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A) (e)	11,886
762,479		RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)	762,479
471,333		Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)	470,865
362,422	1.50	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	340,154
375,912	1.94	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	364,537
99,996	1.38	Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34	95,004
216,985	2.37	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	218,331
1,014,034	2.86	Sequoia Mortgage Trust 2012-1, Floating Rate Note, 1/25/42	1,020,312
6,798,925	2.07	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	6,519,476
521,774	1.78	Springleaf Mortgage Loan Trust 2013-2, Floating Rate Note, 12/28/65 (144A)	519,804
2,000,000	2.23	Stone Tower CLO VI, Ltd., Floating Rate Note, 4/17/21 (144A)	1,962,413
384,239	2.94	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	384,445
1,496,205	1.44	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	1,442,390
1,237,701	1.64	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	1,212,889
313,075	1.70	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	311,302
656,665	2.91	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	642,977
41,805	1.26	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	41,695
260,722	0.88	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	209,793
4,500,000	2.63	Symphony CLO VIII LP, Floating Rate Note, 1/9/23 (144A)	4,494,650
485,904	2.71	Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44	478,746
1,160,658	2.76	Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)	1,175,892
1,188,946	3.21	Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)	1,204,235
125,000	2.24	Venture XII CLO, Ltd., Floating Rate Note, 2/28/24 (144A)	124,950
5,193,986		VOLT LI LLC, 3.5%, 10/25/46 (Step) (144A)	5,182,069
728,808		VOLT NPL X LLC, 3.375%, 10/26/54 (Step) (144A)	731,256
1,061,027		VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)	1,061,123
3,000,000	2.20	Voya CLO 2012-3, Ltd., Floating Rate Note, 10/15/22 (144A)	2,999,891
1,798,929	5.97	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 REMICS, Floating Rate Note, 2/15/51	1,807,197
2,600,000	5.82	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 REMICS, Floating Rate Note, 5/15/46	2,660,618
278,511	1.98	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42	267,521
16,171	3.45	Wedgewood Real Estate Trust 2016-1, Floating Rate Note, 7/15/46 (144A)	16,173
2,500,000	2.55	Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)	2,501,018
1,500,000	4.20	Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)	1,455,081
1,634,506	3.51	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)	1,641,621
1,372,673	3.61	Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)	1,376,820
2,252,366	3.06	Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35	2,253,260
202,623	1.10	Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)	202,499
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $789,993,317)	$787,716,749

		CORPORATE BONDS - 27.6%
		Energy - 1.5%
		Oil & Gas Equipment & Services - 0.1%
2,650,000		Schlumberger Holdings Corp., 1.9%, 12/21/17 (144A)	$2,659,972
		Integrated Oil & Gas - 1.0%
1,385,000	1.33	Chevron Corp., Floating Rate Note, 11/16/18	$1,390,551
2,550,000	1.01	Chevron Corp., Floating Rate Note, 3/2/18	2,548,105
4,190,000	1.32	Chevron Corp., Floating Rate Note, 5/16/18	4,205,365
2,700,000	1.54	Exxon Mobil Corp., Floating Rate Note, 2/28/18	2,716,816
1,980,000	0.89	Exxon Mobil Corp., Floating Rate Note, 3/15/17	1,979,943
5,590,000	1.46	Shell International Finance BV, Floating Rate Note, 11/10/18	5,627,990
1,390,000	1.13	Shell International Finance BV, Floating Rate Note, 5/10/17	1,390,785
2,650,000	1.20	Shell International Finance BV, Floating Rate Note, 9/12/19	2,650,779
3,280,000	0.99	Statoil ASA, Floating Rate Note, 11/9/17	3,282,558
2,555,000	1.11	Statoil ASA, Floating Rate Note, 5/15/18	2,553,717
			$28,346,609
		Oil & Gas Exploration & Production - 0.1%
3,800,000		Canadian Natural Resources, Ltd., 5.7%, 5/15/17	$3,856,571
		Oil & Gas Storage & Transportation - 0.3%
3,320,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	$3,328,844
2,650,000		Enterprise Products Operating LLC, 6.3%, 9/15/17	2,733,101
1,280,000		Tennessee Gas Pipeline Co LLC, 7.5%, 4/1/17	1,296,479
2,895,000		TransCanada PipeLines, Ltd., 1.625%, 11/9/17	2,892,869
			$10,251,293
		Total Energy	$45,114,445
		Materials - 0.0% †
		Copper - 0.0% †
1,050,000		Freeport-McMoRan, Inc., 2.15%, 3/1/17	$1,043,438
		Total Materials	$1,043,438
		Capital Goods - 0.4%
		Aerospace & Defense - 0.3%
5,155,000		United Technologies Corp., 1.8%, 6/1/17	$5,168,470
2,650,000	1.24	United Technologies Corp., Floating Rate Note, 11/1/19	2,656,699
			$7,825,169
		Industrial Conglomerates - 0.0% †
1,765,000	1.17	Honeywell International, Inc., Floating Rate Note, 10/30/19	$1,767,753
		Construction & Farm Machinery & Heavy Trucks - 0.1%
2,500,000	1.08	Caterpillar Financial Services Corp., Floating Rate Note, 3/3/17	$2,500,358
		Total Capital Goods	$12,093,280
		Transportation - 0.1%
		Railroads - 0.1%
2,600,000		Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	$2,635,056
1,670,000	0.99	Canadian National Railway Co., Floating Rate Note, 11/14/17	1,671,389
			$4,306,445
		Total Transportation	$4,306,445
		Automobiles & Components - 1.8%
		Automobile Manufacturers - 1.8%
2,650,000	1.51	Daimler Finance North America LLC, Floating Rate Note, 10/30/19 (144A)	$2,656,371
1,500,000	1.20	Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)	1,500,591
1,275,000	1.26	Daimler Finance North America LLC, Floating Rate Note, 3/2/18 (144A)	1,276,972
2,370,000	1.36	Daimler Finance North America LLC, Floating Rate Note, 5/18/18 (144A)	2,366,571
3,761,000	1.23	Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)	3,763,794
3,215,000	1.59	Daimler Finance North America LLC, Floating Rate Note, 8/3/17 (144A)	3,223,410
1,300,000		Ford Motor Credit Co LLC, 1.461%, 3/27/17	1,300,208
2,600,000	1.60	Ford Motor Credit Co. LLC, Floating Rate Note, 1/9/18	2,607,647
6,165,000	1.48	Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17	6,169,759
2,600,000	1.36	Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17	2,600,728
3,680,000	1.49	Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)	3,683,260
2,650,000	1.38	Nissan Motor Acceptance Corp., Floating Rate Note, 9/13/19 (144A)	2,645,776
3,150,000		Toyota Motor Credit Corp., 1.25%, 10/5/17	3,149,584
2,802,000		Toyota Motor Credit Corp., 1.75%, 5/22/17	2,808,302
2,650,000	1.32	Toyota Motor Credit Corp., Floating Rate Note, 10/18/19	2,663,038
4,400,000	1.73	Toyota Motor Credit Corp., Floating Rate Note, 2/19/19	4,451,304
2,589,000	1.02	Toyota Motor Credit Corp., Floating Rate Note, 5/16/17	2,589,401
2,501,000	1.34	Toyota Motor Credit Corp., Floating Rate Note, 7/13/18	2,508,330
2,500,000	1.25	Volkswagen Group of America Finance LLC, Floating Rate Note, 11/20/17 (144A)	2,493,558
			$54,458,604
		Total Automobiles & Components	$54,458,604
		Media - 0.1%
		Broadcasting - 0.1%
3,835,000	1.56	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)	$3,858,589
		Total Media	$3,858,589
		Retailing - 0.1%
		Home Improvement Retail - 0.1%
2,600,000	1.22	The Home Depot, Inc., Floating Rate Note, 9/15/17	$2,604,381
		Total Retailing	$2,604,381
		Food, Beverage & Tobacco - 0.4%
		Brewers - 0.2%
1,900,000	1.08	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17	$1,900,241
2,580,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	2,582,252
			$4,482,493
		Packaged Foods & Meats - 0.1%
4,305,000	1.50	Mondelez International Holdings Netherlands BV, Floating Rate Note, 10/28/19 (144A)	$4,314,501
		Tobacco - 0.1%
2,782,000		Reynolds American, Inc., 2.3%, 8/21/17	$2,795,693
		Total Food, Beverage & Tobacco	$11,592,687
		Health Care Equipment & Services - 1.1%
		Health Care Equipment - 0.2%
2,945,000		Becton Dickinson and Co., 1.8%, 12/15/17	$2,951,697
2,680,000	1.65	Medtronic, Inc., Floating Rate Note, 3/15/20	2,706,446
			$5,658,143
		Health Care Distributors - 0.3%
7,815,000		McKesson Corp., 1.292%, 3/10/17	$7,816,883
		Managed Health Care - 0.6%
2,575,000	1.49	Aetna, Inc., Floating Rate Note, 12/8/17	$2,583,879
2,590,000		Coventry Health Care, Inc., 5.95%, 3/15/17	2,615,537
2,960,000		UnitedHealth Group, Inc., 1.4%, 12/15/17	2,960,548
3,950,000		UnitedHealth Group, Inc., 1.45%, 7/17/17	3,956,383
5,695,000	1.33	UnitedHealth Group, Inc., Floating Rate Note, 1/17/17	5,695,985
			$17,812,332
		Total Health Care Equipment & Services	$31,287,358
		Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
		Biotechnology - 0.5%
2,650,000		Amgen, Inc., 2.125%, 5/15/17	$2,658,644
2,725,000	1.19	Amgen, Inc., Floating Rate Note, 5/22/17	2,727,864
3,144,000	1.41	Amgen, Inc., Floating Rate Note, 5/22/19	3,163,163
2,500,000	1.65	Baxalta, Inc., Floating Rate Note, 6/22/18	2,500,618
2,650,000		Celgene Corp., 1.9%, 8/15/17	2,658,475
			$13,708,764
		Pharmaceuticals - 0.3%
1,400,000	1.14	Bayer US Finance LLC, Floating Rate Note, 10/6/17 (144A)	$1,397,838
3,000,000	1.21	EMD Finance LLC, Floating Rate Note, 3/17/17 (144A)	3,000,690
2,500,000	0.93	Merck & Co., Inc., Floating Rate Note, 2/10/17	2,500,558
2,100,000	1.06	Pfizer, Inc., Floating Rate Note, 5/15/17	2,101,079
			$9,000,165
		Total Pharmaceuticals, Biotechnology & Life Sciences	$22,708,929
		Banks - 8.7%
		Diversified Banks - 6.3%
278,260	0.84	American Express Bank FSB, Floating Rate Note, 6/12/17	$278,165
1,600,000		Bank of America Corp., 3.875%, 3/22/17	1,609,061
1,350,000	1.92	Bank of America Corp., Floating Rate Note, 1/15/19	1,362,078
2,875,000	2.07	Bank of America Corp., Floating Rate Note, 3/22/18	2,894,352
1,300,000	1.72	Bank of America Corp., Floating Rate Note, 4/1/19	1,306,116
1,423,000	1.54	Bank of America Corp., Floating Rate Note, 8/25/17	1,424,762
5,135,000	1.39	Bank of America NA, Floating Rate Note, 6/5/17	5,140,597
2,300,000	1.13	Bank of Montreal, Floating Rate Note, 7/14/17	2,300,842
2,540,000	1.53	Bank of Montreal, Floating Rate Note, 7/18/19	2,546,855
2,665,000	1.36	Bank of Montreal, Floating Rate Note, 7/31/18	2,675,569
1,625,000	1.73	Banque Federative du Credit Mutuel SA, Floating Rate Note, 1/20/17 (144A)	1,625,566
821,000	1.49	Barclays Bank Plc, Floating Rate Note, 2/17/17	821,282
5,545,000	1.73	BPCE SA, Floating Rate Note, 2/10/17	5,549,652
2,590,000	1.42	Caisse Centrale Desjardins, Floating Rate Note, 1/29/18 (144A)	2,587,361
2,650,000	1.40	Caisse Centrale Desjardins, Floating Rate Note, 3/27/17 (144A)	2,649,878
2,610,000	1.47	Canadian Imperial Bank of Commerce, Floating Rate Note, 9/6/19	2,611,469
2,670,000		Citigroup, Inc., 1.35%, 3/10/17	2,670,561
3,915,000	1.63	Citigroup, Inc., Floating Rate Note, 11/24/17	3,923,190
7,015,000	1.58	Citigroup, Inc., Floating Rate Note, 4/27/18	7,043,979
3,916,000	2.61	Citigroup, Inc., Floating Rate Note, 5/15/18	3,978,049
1,435,000	1.77	Citigroup, Inc., Floating Rate Note, 7/30/18	1,443,931
2,000,000	1.21	Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)	2,000,812
4,440,000	1.22	Cooperatieve Rabobank UA New York, Floating Rate Note, 4/28/17	4,442,882
2,525,000	1.40	Cooperatieve Rabobank UA New York, Floating Rate Note, 8/9/19	2,530,563
2,500,000	1.39	Credit Agricole SA London, Floating Rate Note, 6/12/17 (144A)	2,502,998
2,650,000	1.42	Danske Bank AS, Floating Rate Note, 9/6/19 (144A)	2,651,722
2,675,000	2.00	ING Bank NV, Floating Rate Note, 3/22/19 (144A)	2,708,836
2,690,000	1.58	ING Bank NV, Floating Rate Note, 8/17/18 (144A)	2,702,355
5,710,000	1.78	JPMorgan Chase & Co., Floating Rate Note, 1/25/18	5,747,315
2,000,000	1.43	JPMorgan Chase & Co., Floating Rate Note, 2/15/17	2,001,260
3,800,000	1.44	JPMorgan Chase & Co., Floating Rate Note, 3/1/18	3,807,072
2,500,000	1.43	JPMorgan Chase & Co., Floating Rate Note, 4/25/18	2,507,045
2,875,000	1.31	JPMorgan Chase Bank NA, Floating Rate Note, 9/21/18	2,879,071
1,348,000	1.49	Lloyds Bank Plc, Floating Rate Note, 3/16/18	1,349,829
3,500,000	1.45	Lloyds Bank Plc, Floating Rate Note, 5/14/18	3,507,028
2,600,000	1.58	Lloyds Bank Plc, Floating Rate Note, 8/17/18	2,605,359
2,500,000	1.36	Macquarie Bank, Ltd., Floating Rate Note, 10/27/17 (144A)	2,502,772
2,800,000	1.89	Mizuho Bank, Ltd., Floating Rate Note, 10/20/18 (144A)	2,814,230
1,670,000	1.50	Mizuho Bank, Ltd., Floating Rate Note, 3/26/18 (144A)	1,670,207
2,000,000	1.12	Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)	2,001,008
2,425,000	1.46	MUFG Americas Holdings Corp., Floating Rate Note, 2/9/18	2,420,885
1,950,000	1.23	National Australia Bank, Ltd., Floating Rate Note, 3/17/17 (144A)	1,950,489
275,000		Nordea Bank AB, 1.25%, 4/4/17 (144A)	275,075
3,875,000	1.21	Nordea Bank AB, Floating Rate Note, 4/4/17	3,877,806
3,600,000	1.70	Nordea Bank AB, Floating Rate Note, 9/17/18 (144A)	3,621,546
2,650,000	1.46	Nordea Bank AB, Floating Rate Note, 9/30/19 (144A)	2,650,726
1,300,000		Royal Bank of Canada, 1.25%, 6/16/17	1,300,361
1,875,000	1.21	Royal Bank of Canada, Floating Rate Note, 1/23/17	1,875,338
2,500,000	1.14	Royal Bank of Canada, Floating Rate Note, 10/13/17	2,499,152
500,000	1.02	Royal Bank of Canada, Floating Rate Note, 2/3/17	500,100
2,200,000	1.09	Royal Bank of Canada, Floating Rate Note, 6/16/17	2,200,055
2,500,000	1.23	Royal Bank of Canada, Floating Rate Note, 7/29/19	2,498,572
1,325,000	1.29	Royal Bank of Canada, Floating Rate Note, 7/30/18	1,327,633
2,620,000	1.42	Skandinaviska Enskilda Banken AB, Floating Rate Note, 9/13/19 (144A)	2,620,590
2,600,000	1.09	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17	2,600,130
2,975,000	1.46	Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/16/18	2,978,731
2,650,000	1.55	Sumitomo Mitsui Banking Corp., Floating Rate Note, 10/19/18	2,658,801
3,750,000	1.33	Svenska Handelsbanken AB, Floating Rate Note, 9/6/19	3,750,000
3,080,000	1.19	The Bank of Nova Scotia, Floating Rate Note, 4/11/17	3,081,934
1,000,000	1.26	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)	1,000,256
2,525,000	1.15	The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)	2,522,526
2,000,000	1.14	The Huntington National Bank, Floating Rate Note, 4/24/17	2,000,298
4,645,000	1.00	The Toronto-Dominion Bank, Floating Rate Note, 5/2/17	4,646,765
3,860,000	1.25	The Toronto-Dominion Bank, Floating Rate Note, 7/23/18	3,868,770
2,600,000	1.47	The Toronto-Dominion Bank, Floating Rate Note, 8/13/19	2,610,650
2,600,000		US Bancorp, 1.65%, 5/15/17	2,603,705
2,650,000	1.11	US Bancorp, Floating Rate Note, 4/25/19	2,653,164
2,600,000		Wells Fargo & Co., 1.15%, 6/2/17	2,599,327
6,675,000	1.34	Wells Fargo & Co., Floating Rate Note, 4/23/18	6,700,332
2,000,000	1.14	Westpac Banking Corp., Floating Rate Note, 5/19/17	2,001,024
			$187,270,420
		Regional Banks - 2.4%
2,500,000		Branch Banking & Trust Co., 1.35%, 10/1/17	$2,497,612
500,000	1.12	Branch Banking & Trust Co., Floating Rate Note, 5/23/17	499,962
1,250,000	1.46	Capital One NA, Floating Rate Note, 2/5/18	1,252,469
4,000,000	2.06	Capital One NA, Floating Rate Note, 8/17/18	4,042,888
4,000,000	1.62	Capital One NA, Floating Rate Note, 9/13/19	4,014,480
2,600,000		Fifth Third Bank Cincinnati Ohio, 1.35%, 6/1/17	2,600,653
2,635,000	1.36	KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18	2,638,283
4,985,000		Manufacturers & Traders Trust Co., 1.4%, 7/25/17	4,987,632
3,710,000	1.26	Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17	3,710,887
2,400,000	1.18	Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17	2,401,846
3,870,000		PNC Bank NA, 1.125%, 1/27/17	3,870,283
1,750,000		PNC Bank NA, 5.25%, 1/15/17	1,751,969
5,825,000	1.35	PNC Bank NA, Floating Rate Note, 12/7/18	5,828,064
2,500,000	1.26	PNC Bank NA, Floating Rate Note, 6/1/18	2,503,638
2,500,000	1.06	PNC Bank NA, Floating Rate Note, 8/1/17	2,500,762
2,770,000		SunTrust Bank, 1.35%, 2/15/17	2,770,335
3,645,000	1.26	SunTrust Bank, Floating Rate Note, 2/15/17	3,645,405
800,000	1.56	UBS AG, Floating Rate Note, 3/26/18	802,661
2,500,000	1.49	UBS AG, Floating Rate Note, 6/1/17	2,503,102
2,600,000	1.02	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/26/18	2,600,738
4,603,000	1.33	US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18	4,617,946
2,525,000	1.27	US Bank NA Cincinnati Ohio, Floating Rate Note, 8/23/17	2,530,015
1,999,000	1.12	Wachovia Corp., Floating Rate Note, 6/15/17	1,999,484
2,700,000	1.44	Wells Fargo Bank NA, Floating Rate Note, 1/22/18	2,713,152
1,285,000	1.38	Wells Fargo Bank NA, Floating Rate Note, 9/7/17	1,287,609
			$70,571,875
		Total Banks	$257,842,295
		Diversified Financials - 2.9%
		Other Diversified Financial Services - 0.6%
2,000,000	1.37	Bank of America NA, Floating Rate Note, 2/14/17	$2,000,954
2,750,000	1.30	Bank of America NA, Floating Rate Note, 5/8/17	2,752,541
3,795,000		General Electric Co., 2.3%, 4/27/17	3,809,489
4,600,000	1.10	General Electric Co., Floating Rate Note, 5/15/17	4,603,620
1,950,000	1.66	Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)	1,950,550
			$15,117,154
		Multi-Sector Holdings - 0.3%
2,530,000		Berkshire Hathaway Finance Corp., 1.6%, 5/15/17	$2,534,718
1,855,000	1.03	Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17	1,855,132
2,500,000	1.03	Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17	2,501,530
3,315,000	0.97	Berkshire Hathaway, Inc., Floating Rate Note, 8/6/18	3,317,151
			$10,208,531
		Specialized Finance - 0.1%
3,180,000		MassMutual Global Funding II, 2.0%, 4/5/17 (144A)	$3,187,867
		Consumer Finance - 1.1%
2,500,000		American Express Credit Corp., 1.125%, 6/5/17	$2,499,608
1,750,000	1.46	American Express Credit Corp., Floating Rate Note, 10/30/19	1,752,980
2,116,000	1.11	American Express Credit Corp., Floating Rate Note, 6/5/17	2,117,648
2,700,000	1.17	American Express Credit Corp., Floating Rate Note, 9/22/17	2,701,574
2,953,000		American Honda Finance Corp., 1.55%, 12/11/17	2,955,554
2,570,000	1.16	American Honda Finance Corp., Floating Rate Note, 12/11/17	2,573,662
4,004,000	1.45	American Honda Finance Corp., Floating Rate Note, 9/20/17	4,013,522
2,600,000		Capital One Bank USA NA, 1.3%, 6/5/17	2,598,151
6,975,000	2.69	General Motors Financial Co, Inc., Floating Rate Note, 1/15/19	7,098,255
2,500,000	2.02	General Motors Financial Co, Inc., Floating Rate Note, 4/10/18	2,514,910
1,290,000	1.03	PACCAR Financial Corp., Floating Rate Note, 6/6/17	1,290,499
			$32,116,363
		Asset Management & Custody Banks - 0.2%
1,090,000	1.28	The Bank of New York Mellon Corp., Floating Rate Note, 3/6/18	$1,091,490
1,047,000	1.32	The Bank of New York Mellon Corp., Floating Rate Note, 8/1/18	1,050,363
2,465,000	1.59	The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17	2,469,171
			$4,611,024
		Investment Banking & Brokerage - 0.5%
4,325,000	1.60	Morgan Stanley, Floating Rate Note, 1/5/18	$4,341,694
5,400,000	2.26	Morgan Stanley, Floating Rate Note, 2/1/19	5,498,960
2,800,000	0.99	Svensk Exportkredit AB, Floating Rate Note, 11/10/17	2,801,952
970,000	1.76	The Goldman Sachs Group, Inc., Floating Rate Note, 12/15/17	973,084
2,600,000	2.09	The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18	2,622,646
			$16,238,336
		Diversified Capital Markets - 0.1%
1,210,000	1.76	Macquarie Group, Ltd., Floating Rate Note, 1/31/17 (144A)	$1,210,899
			$1,210,899
		Total Diversified Financials	$82,690,174
		Insurance - 7.4%
		Life & Health Insurance - 0.6%
2,600,000	1.26	Jackson National Life Global Funding, Floating Rate Note, 10/13/17 (144A)	$2,604,852
2,940,000	1.42	Metropolitan Life Global Funding I, Floating Rate Note, 12/19/18 (144A)	2,944,031
2,050,000		Pricoa Global Funding I, 1.35%, 8/18/17 (144A)	2,051,072
3,000,000		Principal Life Global Funding II, 1.125%, 2/24/17 (144A)	2,999,856
2,650,000		Principal Life Global Funding II, 1.5%, 9/11/17 (144A)	2,651,765
5,755,000	1.34	Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)	5,778,256
			$19,029,832
		Multi-line Insurance - 0.8%
1,135,000		Metropolitan Life Global Funding I, 1.3%, 4/10/17 (144A)	$1,135,639
6,015,000	1.26	Metropolitan Life Global Funding I, Floating Rate Note, 4/10/17 (144A)	6,020,143
5,726,000		New York Life Global Funding, 1.125%, 3/1/17 (144A)	5,725,616
1,695,000		New York Life Global Funding, 1.3%, 10/30/17 (144A)	1,696,056
7,550,000	1.13	New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)	7,565,878
			$22,143,332
		Reinsurance - 6.0%
1,250,000	4.18	Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)	$1,278,625
5,000,000	6.88	Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	5,059,000
2,500,000	6.11	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	2,575,750
500,000	3.11	Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)	504,150
500,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (d) (e)	24,300
750,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (d) (e)	785,550
1,500,000	4.04	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,521,600
1,250,000		Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (e)	1,414,125
750,000	14.11	Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)	777,225
3,100,000	3.75	Bonanza RE, Ltd., Floating Rate Note, 12/31/19 (Cat Bond) (144A)	3,067,760
750,000	4.34	Bosphorus, Ltd., Floating Rate Note, 8/17/18 (Cat Bond) (144A)	760,200
2,250,000	5.50	Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)	2,347,200
3,050,000	7.06	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	3,085,380
750,000		Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (d) (e)	839,775
7,500,000	5.01	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)	7,556,250
6,800,000	4.48	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)	6,839,440
1,000,000	4.02	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	1,023,200
2,480,000		Denning 2016 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (d) (e)	2,453,464
2,000,000	2.65	East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)	2,011,600
1,287,000		Eden Re II, Variable Rate Notes, 4/23/19 (d) (e)	1,455,340
1,750,000		Eden Re II, Ltd., 3/22/21 (144A) (d) (e)	1,750,000
17,450,000	7.30	Everglades Re, Ltd., Floating Rate Note, 4/28/17 (Cat Bond) (144A)	17,711,750
1,250,000	7.74	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,249,750
2,500,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)	2,500,000
1,500,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)	1,500,000
1,900,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)	1,900,000
1,000,000	6.47	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	840,000
1,300,000		Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (d) (e)	1,518,660
2,650,000	2.42	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)	2,641,520
2,600,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (d) (e)	2,845,180
2,350,000	4.06	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	2,377,965
2,500,000	6.75	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	2,582,250
2,000,000	9.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	2,081,200
1,000,000	4.81	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	1,018,100
3,300,000	5.06	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	3,371,940
1,500,000		Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (d) (e)	1,460,250
1,800,000	2.50	Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)	1,801,440
1,250,000		Lahinch Re, Variable Rate Notes, 5/10/21 (d) (e)	22,250
500,000	0.00	Limestone Re, Ltd., 8/31/21 (Cat Bond)	500,000
850,000	0.00	Limestone Re, Ltd., 8/31/21 (Cat Bond)	850,000
4,000,000	3.75	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	4,069,200
750,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)	4,350
2,500,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (e)	2,629,000
2,500,000		Madison Re. Variable Rate Notes, 3/31/19 (d) (e)	2,622,000
2,000,000	2.25	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,996,000
9,750,000	9.10	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	9,750,000
2,500,000	N/A	Nakama Re, Ltd., Floating Rate Note, 10/13/21 (Cat Bond) (144A)	2,500,250
2,500,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d) (e)	98,000
2,800,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d) (e)	257,600
1,500,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (d) (e)	1,661,550
2,500,000		Pangaea Re., Variable Rate Notes, 2/1/20 (d) (e )	2,822,750
3,500,000	6.50	Pelican Re, Ltd., Floating Rate Note, 5/15/17 (Cat Bond) (144A)	3,545,500
3,500,000	4.81	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	3,550,050
1,500,000		Port Rush RE, Variable Rate Notes, 6/15/17 (d) (e )	1,491,300
3,750,000	3.67	Queen City Re, Ltd., Floating Rate Note, 1/6/17 (Cat Bond) (144A)	3,746,625
1,500,000	5.75	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	1,508,400
1,750,000	6.15	Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)	1,788,850
850,000	9.75	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	867,935
750,000	3.61	Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)	761,175
1,000,000	7.25	Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)	1,031,000
250,000	0.00	Residential Reinsurance 2016, Ltd., 12/6/20 (Cat Bond) (144A)	230,825
2,000,000	0.00	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)	1,977,600
2,500,000	0.00	Resilience Re, Ltd., 4/7/17 (Cat Bond)	2,491,750
1,250,000	0.00	Resilience Re, Ltd., 6/12/17 (Cat Bond)	1,243,750
3,000,000	3.31	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	3,020,400
2,500,000	3.81	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,496,500
1,250,000	4.21	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,249,625
3,000,000	3.97	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	3,016,800
500,000	0.00	Sector Re V, Ltd., 12/1/21 (Cat Bond) (144A)	501,300
1,250,000	0.00	Sector Re V, Ltd., 3/1/21 (Cat Bond)	1,351,500
2,369		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d) (e)	85,899
5,208		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (d) (e)	110,529
2,500,000		Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (d) (e)	2,426,000
1,000,000	0.00	Silverton RE, Ltd., 9/18/19 (Cat Bond) (144A)	1,000,000
1,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d) (e)	1,143,200
1,250,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (d) (e)	1,457,000
750,000	5.31	Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)	758,625
250,000	9.96	Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)	259,375
1,750,000	3.56	Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)	1,748,600
2,300,000	N/A	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)	2,301,380
2,500,000	5.10	Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)	2,547,500
2,700,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d) (e)	2,965,410
2,500,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (d) (e)	64,000
1,440,000	2.92	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,438,848
2,750,000	3.96	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	2,748,075
3,800,000	2.01	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)	3,769,220
1,000,000	2.76	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	1,012,800
2,000,000	2.47	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)	2,000,800
			$188,021,035
		Total Insurance	$229,194,199
		Software & Services - 0.2%
		Systems Software - 0.2%
2,910,000		Oracle Corp., 1.2%, 10/15/17	$2,910,690
1,937,000	0.86	Oracle Corp., Floating Rate Note, 7/7/17	1,938,466
			$4,849,156
		Total Software & Services	$4,849,156
		Technology Hardware & Equipment - 0.1%
		Technology Hardware, Storage & Peripherals - 0.1%
2,650,000	1.64	Apple, Inc., Floating Rate Note, 2/22/19	$2,686,583
		Total Technology Hardware & Equipment	$2,686,583
		Telecommunication Services - 0.5%
		Integrated Telecommunication Services - 0.5%
2,560,000		AT&T, Inc., 1.4%, 12/1/17	$2,554,368
5,540,000		AT&T, Inc., 2.4%, 3/15/17	5,553,612
2,550,000	1.74	AT&T, Inc., Floating Rate Note, 11/27/18	2,568,153
5,380,000		British Telecommunications Plc, 1.25%, 2/14/17	5,380,274
			$16,056,407
		Total Telecommunication Services	$16,056,407
		Utilities - 1.3%
		Electric Utilities - 1.0%
1,840,000		American Electric Power Co., Inc., 1.65%, 12/15/17	$1,840,613
5,185,000	1.23	Duke Energy Corp., Floating Rate Note, 4/3/17	5,188,899
7,095,000	1.11	Duke Energy Progress LLC, Floating Rate Note, 11/20/17	7,100,392
1,275,000	1.04	Duke Energy Progress LLC, Floating Rate Note, 3/6/17	1,275,312
5,225,000	1.34	Electricite de France SA, Floating Rate Note, 1/20/17 (144A)	5,225,423
2,545,000		Exelon Corp., 1.55%, 6/9/17	2,540,368
2,650,000		NextEra Energy Capital Holdings, Inc., 1.586%, 6/1/17	2,651,556
517,000		NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	519,277
1,440,000		Southern California Edison Co., 1.125%, 5/1/17	1,440,189
			$27,782,029
		Multi-Utilities - 0.3%
2,295,000		Dominion Resources, Inc. Virginia, 1.4%, 9/15/17	$2,292,531
5,045,000	1.03	San Diego Gas & Electric Co., Floating Rate Note, 3/9/17	5,044,682
2,030,000		Sempra Energy, 2.3%, 4/1/17	2,033,979
			$9,371,192
		Total Utilities	$37,153,221
		Real Estate - 0.1%
		Office REIT - 0.1%
2,815,000		Highwoods Realty LP, 5.85%, 3/15/17	$2,838,801
		Total Real Estate	$2,838,801
		TOTAL CORPORATE BONDS
		(Cost $818,880,441)	$822,378,992

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
1,328		Fannie Mae, 7.0%, 10/1/17	$1,335
14,478	3.02	Fannie Mae, Floating Rate Note, 1/1/48	15,275
8,781	2.82	Fannie Mae, Floating Rate Note, 10/1/32	9,007
4,228	2.63	Fannie Mae, Floating Rate Note, 11/1/23	4,375
21,864	2.67	Fannie Mae, Floating Rate Note, 2/1/34	22,048
15,137	2.67	Fannie Mae, Floating Rate Note, 9/1/32	15,994
2,645,000	0.75	Federal Farm Credit Banks, Floating Rate Note, 10/17/17	2,647,494
4,506	2.81	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	4,623
13,332	3.50	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	13,853
5,907	3.12	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	5,915
7,353	2.00	Government National Mortgage Association II, Floating Rate Note, 1/20/22	7,529
31,695,000	0.72	U.S. Treasury Note, Floating Rate Note, 10/31/17	31,737,535
2,550,000		U.S. Treasury Notes, 0.625%, 11/30/17	2,544,023
2,590,000		U.S. Treasury Notes, 0.875%, 5/15/17	2,592,631
45,275,000	0.83	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18	45,404,849
45,510,000	0.69	United States Treasury Floating Rate Note, Floating Rate Note, 10/31/18	45,513,959
45,075,000	0.75	United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18	45,154,016
45,595,000	0.69	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/18	45,634,792
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $221,196,569)	$221,329,253

		MUNICIPAL BONDS - 2.7% (f)
		Municipal Development - 1.2%
2,600,000	0.62	County of Jackson Mississippi, Floating Rate Note, 6/1/23	$2,600,000
8,740,000	0.65	Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38	8,740,000
10,620,000	0.48	Mississippi Business Finance Corp., Floating Rate Note, 11/1/35	10,620,000
3,065,000	0.69	Mississippi Business Finance Corp., Floating Rate Note, 11/1/35	3,065,000
1,535,000	0.74	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	1,535,000
4,115,000	0.69	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	4,115,000
3,150,000	0.69	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	3,150,000
2,095,000	0.74	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30	2,095,000
			$35,920,000
		Higher Municipal Education - 0.3%
8,115,000	0.59	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49	$8,115,000

		Municipal Medical - 1.2%
10,600,000	0.67	Geisinger Authority, Floating Rate Note, 8/1/22	$10,600,000
23,110,000	0.72	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	23,110,000
2,445,000	0.72	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49	2,445,000
			$36,155,000
		Municipal Student Loan - 0.0% †
587,369	1.61	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$585,378

		TOTAL MUNICIPAL BONDS
		(Cost $80,779,736)	$80,775,378

		SENIOR FLOATING RATE LOAN INTERESTS - 5.5% **
		Energy - 0.1%
		Oil & Gas Refining & Marketing - 0.0% †
220,938	5.25	Western Refining, Inc., Term Loan 2013, 11/12/20	$222,319
		Oil & Gas Storage & Transportation - 0.1%
917,700	6.25	Gulf Finance LLC, Tranche B Term Loan, 8/17/23	$926,877
		Total Energy	$1,149,196
		Materials - 0.2%
		Commodity Chemicals - 0.0% †
376,578	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20	$378,119
		Diversified Chemicals - 0.0% †
473,399	3.77	Chemours Company LLC, Term Loan (First Lien), 5/12/22	$473,252
		Specialty Chemicals - 0.1%
730,730	3.25	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$736,485
66,705	4.25	Kloeckner Pentaplast of America, Inc., Initial German Borrower Dollar Term Loan, 4/28/20	67,483
156,090	4.25	Kloeckner Pentaplast of America, Inc., Initial U.S. Dollar Term Loan, 4/28/20	157,911
247,502	3.50	PolyOne Corp., Term B-1 Loan, 11/12/22	250,699
409,097	5.25	PQ Corp., First Amendment Tranche B-1 Term Loan, 11/4/22	413,590
473,757	2.88	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21	477,192
			$2,103,360
		Metal & Glass Containers - 0.0% †
631,207	4.00	Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19	$639,195
		Paper Packaging - 0.0% †
132,634	4.25	Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20	$133,298
		Aluminum - 0.1%
1,394,506	4.02	Novelis, Inc., Initial Term Loan, 5/28/22	$1,403,596
		Diversified Metals & Mining - 0.0% †
332,502	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$333,583
498,750	5.25	Global Brass & Copper, Inc., Term Loan (First Lien), 6/30/23	508,413
			$841,996
		Steel - 0.0% †
143,204	4.50	TMS International Corp., Term B Loan, 10/2/20	$143,562
497,500	6.00	Zekelman Industries, Inc., Term Loan, 6/8/21	503,719
			$647,281
		Total Materials	$6,620,097
		Capital Goods - 0.5%
		Aerospace & Defense - 0.2%
1,275,186	3.50	DigitalGlobe, Inc., Term Loan, 12/22/23	$1,286,344
700,000	3.52	Leidos Innovations Corp., B Term Loan, 6/9/23	707,175
1,217,803	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19	1,233,787
1,264,177	3.82	TransDigm, Inc., Tranche C Term Loan, 2/28/20	1,276,116
1,231,664	3.34	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	1,221,400
			$5,724,822
		Building Products - 0.1%
957,763	4.04	Armstrong World Industries, Inc., Term Loan B, 2/23/23	$955,767
616,813	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23	623,752
780,615	4.25	Unifrax Corp., New Term B Loan, 12/31/19	779,396
			$2,358,915
		Construction & Engineering - 0.0% †
275,979	4.00	Sabre GLBL, Inc., Term C Loan, 12/31/17	$276,324
		Electrical Components & Equipment - 0.1%
1,300,000	4.25	Dell International LLC, Term B Loan, 6/2/23	$1,323,698
1,536,873	3.25	Southwire Co., Term Loan, 1/31/21	1,547,120
665,105	6.50	WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23	670,647
			$3,541,465
		Industrial Conglomerates - 0.0% †
452,994	4.50	Milacron LLC, Term Loan, 9/28/20	$457,796
		Construction & Farm Machinery & Heavy Trucks - 0.0% †
302,592	3.59	Terex Corp., U.S. Term Loan, 8/13/21	$302,970
		Industrial Machinery - 0.1%
230,371	4.25	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$228,355
740,542	5.00	NN, Inc., Tranche B Term Loan, 10/19/22	743,897
			$972,252
		Trading Companies & Distributors - 0.0% †
693,000	3.72	Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22	$700,509
263,652	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	264,476
			$964,985
		Total Capital Goods	$14,599,529
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.1%
147,375	3.50	Waste Industries USA, Inc., Term B Loan, 2/27/20	$148,043
2,816,092	5.00	Wheelabrator, Term B Loan, 10/15/21	2,829,587
126,437	5.00	Wheelabrator, Term C Loan, 10/15/21	127,043
			$3,104,673
		Office Services & Supplies - 0.0% †
462,678	3.25	West Corp., Refinanced Term B-12 Loan, 6/17/23	$464,221
		Security & Alarm Services - 0.1%
1,223,150	4.00	Garda World Security Corp., Term B Loan, 11/1/20	$1,226,718
312,899	4.00	Garda World Security Corp., Term B Loan, 11/8/20	313,812
			$1,540,530
		Human Resource & Employment Services - 0.0% †
1,074,505	3.52	On Assignment, Inc., Tranche B-1 Term Loan, 6/5/22	$1,088,608
		Total Commercial Services & Supplies	$6,198,032
		Transportation - 0.2%
		Air Freight & Logistics - 0.0% †
194,000	5.25	Syncreon Group BV, Term Loan, 9/26/20	$175,085
		Airlines - 0.2%
2,474,058	3.26	American Airlines, Inc., 2015 Term Loan (New), 6/27/20	$2,489,714
490,000	3.25	American Airlines, Inc., 2015 Term Loan, 10/10/21	493,751
297,000	3.25	Delta Air Lines Inc., Term Loan (First Lien), 8/24/22	300,712
721,875	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18	730,447
240,625	3.25	United Airlines, Inc., Class B Term Loan, 4/1/19	242,129
			$4,256,753
		Marine - 0.0% †
664,457	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18	$646,184
		Total Transportation	$5,078,022
		Automobiles & Components - 0.2%
		Auto Parts & Equipment - 0.1%
431,900	3.26	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$438,186
982,500	6.00	BBB Industries US, Initial Term Loan, 10/15/21	993,234
1,225,771	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	1,230,622
800,151	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	812,153
1,029,955	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20	1,033,817
291,667	3.93	Visteon Corp., Tranche B Loan (First Lien), 4/8/21	294,097
			$4,802,109
		Tires & Rubber - 0.0% †
266,667	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$269,700
		Automobile Manufacturers - 0.1%
216,850	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$217,690
1,669,364	3.27	Chrysler Group LLC, Tranche B Term Loan, 12/29/18	1,675,618
			$1,893,308
		Total Automobiles & Components	$6,965,117
		Consumer Durables & Apparel - 0.1%
		Housewares & Specialties - 0.1%
997,500	4.25	Reynolds Group Holdings, Inc., U.S. Term Loan, 1/21/23	$1,009,629
		Leisure Products - 0.0% †
750,000	5.75	Bass Pro Group LLC, Initial Term Loan, 11/16/23	$744,442
		Apparel, Accessories & Luxury Goods - 0.0% †
374,853	3.25	Hanesbrands, Inc., New Term B Loan, 4/15/22	$378,367
		Total Consumer Durables & Apparel	$2,132,438
		Consumer Services - 0.4%
		Casinos & Gaming - 0.1%
27,542	3.84	Pinnacle Entertainment, Inc., Term Loan (First Lien), 3/30/23	$27,725
1,960,000	6.00	Scientific Games, Initial Term B-2, 10/1/21	1,986,250
			$2,013,975
		Hotels, Resorts & Cruise Lines - 0.1%
375,000	3.75	Four Seasons Holdings, Inc., Term Loan (First Lien), 11/21/23	$379,610
88,168	3.50	Hilton Worldwide Finance LLC, Series B-1 Term Loan, 9/23/20	89,013
1,198,740	3.26	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23	1,214,046
			$1,682,669
		Leisure Facilities - 0.0% †
95,930	3.27	Cedar Fair LP, U.S. Term Facility, 3/6/20	$96,725
498,750	6.00	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20	499,935
986,278	3.09	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	995,987
			$1,592,647
		Restaurants - 0.1%
463,458	3.75	Burger King BC ULC, Term B-2 Loan, 12/12/21	$467,996
1,442,750	3.49	KFC Holding Co., Term B Loan, 6/2/23	1,463,663
224,102	4.00	Landry's, Inc., B Term Loan, 9/22/23	226,847
152,400	4.75	NPC International, Inc., Term Loan, 12/28/18	153,067
819,601	4.53	PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19	811,405
			$3,122,978
		Education Services - 0.1%
1,925,670	3.50	Bright Horizons Family Solutions, Term Loan (First Lien), 11/3/23	$1,944,124
		Specialized Consumer Services - 0.0% †
84,330	5.01	Allied Universal Holdco LLC, Amendment Delayed Draw Term Loan, 7/28/22	$85,131
424,499	5.50	Allied Universal Holdco LLC, Incremental Term Loan, 7/28/22	427,683
523,688	4.75	Prime Security Services Borrower LLC, Term B-1 Loan (First Lien), 4/21/22	528,434
378,889	4.07	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	316,609
			$1,357,857
		Total Consumer Services	$11,714,250
		Media - 0.8%
		Broadcasting - 0.3%
1,344,274	3.00	CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21	$1,349,035
271,698	4.50	CBS Radio, Inc., Term Loan, 10/7/23	275,093
657,895	3.88	CSC Holdings LLC, 2016 Extended Term Loan, 10/31/24	666,016
223,362	4.52	Entercom Radio LLC, Term B Loan, 11/1/23	226,237
1,002,368	3.94	Gray Television, Inc., Term Loan (First Lien), 6/10/21	1,014,021
500,000	3.15	Nielsen Finance LLC, Class B-3 Term Loan, 9/28/23	505,117
487,406	3.40	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	488,725
1,307,831	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,311,748
985,000	3.52	Sinclair Television Group, Incremental Loan, 7/30/21	989,618
515,783	3.17	The EW Scripps Co., Tranche B Term Loan, 11/26/20	519,168
1,425,447	4.43	Tribune Media Co., Term B Loan, 12/27/20	1,438,800
649,275	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20	653,108
			$9,436,686
		Cable & Satellite - 0.3%
992,500	3.00	Charter Communications, Term Loan (First Lien), 1/15/24	$1,001,184
1,278,625	3.02	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,284,485
521,732	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	505,987
248,711	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21	250,499
1,361,500	3.21	Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18	1,366,606
500,000	4.08	UPC Financing Partnership, Facility AN, 8/1/24	505,688
2,900,000	3.70	Ziggo Secured Finance Partnership, Term Loan D, 8/31/24	2,920,973
			$7,835,422
		Movies & Entertainment - 0.2%
500,000	3.51	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 12/15/23	$505,469
1,432,044	3.40	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	1,448,154
603,774	3.49	Kasima LLC, Term Loan, 5/17/21	608,302
1,261,838	3.31	Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23	1,276,033
1,000,378	3.75	Rovi Solutions Corp., Term B Loan, 7/2/21	1,009,549
579,000	3.59	Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20	583,463
821,620	3.75	WMG Acquisition Corp., Tranche C Term Loan, 11/1/23	829,528
			$6,260,498
		Publishing - 0.0% †
493,787	3.38	MTL Publishing LLC, Term B-4 Loan, 8/20/22	$497,429
702,336	0.00	Quincy Media, Inc., Term Loan B, 10/19/22	708,043
			$1,205,472
		Total Media	$24,738,078
		Retailing - 0.2%
		Home Improvement Retail - 0.1%
1,203,125	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$1,190,092
		Specialty Stores - 0.0% †
964,846	3.75	Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 1/28/23	$975,874
		Automotive Retail - 0.1%
843,428	3.34	Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3/15/22	$849,838
466,449	3.09	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	467,405
200,180	3.59	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23	202,807
587,069	4.50	CWGS Group LLC, Term Loan, 11/3/23	592,757
422,346	3.50	The Hertz Corp., Tranche B-1 Term Loan, 6/30/23	424,193
			$2,537,000
		Homefurnishing Retail - 0.0% †
572,192	4.50	Serta Simmons Bedding LLC, Term Loan (First Lien), 10/21/23	$577,914
		Total Retailing	$5,280,880
		Food & Staples Retailing - 0.1%
		Food Distributors - 0.0% †
54,247	4.00	AdvancePierre Foods, Inc., Effective Date Loan, 5/18/23	$55,000
		Food Retail - 0.1%
497,503	4.25	Albertsons LLC, Term Loan (First Lien), 12/23/22	$504,779
1,049,700	4.06	Albertsons LLC, Term Loan (First Lien), 6/23/23	1,064,716
			$1,569,495
		Total Food & Staples Retailing	$1,624,495
		Food, Beverage & Tobacco - 0.2%
		Agricultural Products - 0.0% †
1,546,275	3.25	Darling International, Inc., Term B USD Loan, 12/19/20	$1,561,255
		Packaged Foods & Meats - 0.2%
533,425	3.75	B&G Foods, Inc., Tranche B Term Loan, 10/5/22	$539,493
742,500	4.00	JBS USA LUX SA, 2015 Incremental Term Loan, 9/18/22	749,615
874,626	3.75	JBS USA LUX SA, Initial Term Loan, 5/25/18	877,906
323,560	5.29	Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23	329,152
2,158,833	3.39	Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20	2,179,650
			$4,675,816
		Total Food, Beverage & Tobacco	$6,237,071
		Household & Personal Products - 0.1%
		Household Products - 0.0% †
544,644	3.33	Spectrum Brands, Inc., 2016 Replacement USD Term Loan, 6/23/22	$551,598
		Personal Products - 0.1%
1,007,475	4.37	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23	$1,018,305
236,310	5.00	The Nature's Bounty Co., Dollar Term B Loan, 4/27/23	238,599
			$1,256,904
		Total Household & Personal Products	$1,808,502
		Health Care Equipment & Services - 0.5%
		Health Care Equipment - 0.0% †
625,000	3.25	Convatec Healthcare, Term Loan (First Lien), 10/14/23	$629,688
		Health Care Supplies - 0.1%
1,461,482	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20	$1,467,694
987,500	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22	994,277
			$2,461,971
		Health Care Services - 0.1%
517,307	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	$477,216
310,384	6.50	BioScrip, Inc., Term Loan, 7/31/20	286,330
593,611	4.00	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	594,353
464,335	3.50	DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21	469,752
1,226,433	3.75	Envision Healthcare Corp., Initial Term Loan, 11/17/23	1,237,931
491,162	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21	493,848
898,813	4.25	Pharmaceutical Product Development LLC, Initial Term Loan, 8/6/22	908,924
			$4,468,354
		Health Care Facilities - 0.2%
24,025	3.59	CHS, Incremental 2019 Term G Loan, 12/31/19	$23,330
44,205	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21	42,840
1,951,967	4.02	HCA, Inc., Tranche B-6 Term Loan, 3/8/23	1,976,824
477,570	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	474,585
1,083,340	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	1,084,243
224,806	6.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18	229,021
992,500	6.01	Select Medical Corp., Series F Tranche B Term Loan, 3/4/21	1,012,350
439,926	5.00	Vizient, Inc., Term B-2 Loan, 2/11/23	447,442
			$5,290,635
		Managed Health Care - 0.0% †
746,250	7.00	Prospect Medical Holdings, Inc., Term Loan, 6/20/22	$735,056
		Health Care Technology - 0.1%
2,067,422	3.75	Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18	$2,074,098
		Total Health Care Equipment & Services	$15,659,802
		Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
		Biotechnology - 0.0% †
1,102,572	3.50	Alkermes, Inc., 2021 Term Loan, 9/25/19	$1,107,396
		Pharmaceuticals - 0.3%
1,237,500	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$972,598
297,375	4.25	DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21	299,760
1,089,338	3.75	Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22	1,095,211
510,563	3.71	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	514,735
948,188	3.34	Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21	951,828
592,469	3.50	Prestige Brands, Inc., Term B-3 Loan, 9/3/21	598,147
1,312,155	3.18	RPI Finance Trust, Term B-5 Term Loan, 10/5/22	1,328,440
492,410	5.25	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	492,512
205,542	5.00	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 2/13/19	205,542
1,264,269	5.25	Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20	1,263,140
			$7,721,913
		Life Sciences Tools & Services - 0.0% †
497,481	6.01	Albany Molecular Research, Inc., Term Loan, 7/14/21	$504,321
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,333,630
		Banks - 0.0% †
		Thrifts & Mortgage Finance - 0.0% †
245,000	6.00	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20	$248,165
		Total Banks	$248,165
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.1%
310,283	3.63	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$313,192
1,295,000	3.59	Delos Finance SARL, Tranche B Term Loan, 2/27/21	1,306,493
1,937,601	3.64	Fly Funding II Sarl, Loan, 8/9/19	1,956,977
482,500	5.50	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	471,342
			$4,048,004
		Specialized Finance - 0.1%
1,598,442	3.70	Avago Technologies, Term Loan (First Lien), 2/1/23	$1,622,919
833,724	3.27	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21	837,242
			$2,460,161
		Total Diversified Financials	$6,508,165
		Insurance - 0.1%
		Insurance Brokers - 0.0% †
786,755	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19	$790,853
		Life & Health Insurance - 0.0% †
742,714	6.75	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22	$735,286
		Multi-line Insurance - 0.0% †
71,400	4.75	Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22	$71,772
		Property & Casualty Insurance - 0.1%
1,000,000	4.86	Acrisure LLC, Term Loan (First Lien), 11/3/23	$1,006,250
577,830	5.75	Confie Seguros Holding II Co., Term B Loan, 4/13/22	581,803
			$1,588,053
		Total Insurance	$3,185,964
		Software & Services - 0.2%
		Internet Software & Services - 0.1%
2,000,000	4.50	Rackspace Hosting, Inc., Term B Loan (First Lien), 10/26/23	$2,025,938
		IT Consulting & Other Services - 0.1%
1,135,451	3.00	CDW LLC, Term Loan, 8/16/23	$1,143,346
391,000	5.84	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21	358,498
497,045	3.27	NXP BV, Term Loan (First Lien), 12/7/20	500,307
398,972	3.00	NXP BV, Tranche E Loan, 3/4/17	399,720
223,675	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21	223,675
			$2,625,546
		Data Processing & Outsourced Services - 0.0% †
497,500	4.25	WEX, Inc., Term B Loan, 6/24/23	$504,741
		Application Software - 0.0% †
498,750	6.25	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23	$492,724
202,382	4.50	MA FinanceCo LLC, Initial Tranche B-2 Term Loan, 11/20/21	204,912
324,066	3.57	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	326,658
			$1,024,294
		Total Software & Services	$6,180,519
		Technology Hardware & Equipment - 0.2%
		Communications Equipment - 0.1%
1,500,000	3.75	Ciena Corp., Term Loan, 7/15/19	$1,509,375
51,154	3.31	CommScope, Inc., Tranche 4 Term Loan, 1/14/18	51,426
1,975,000	3.27	CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22	1,995,368
			$3,556,169
		Technology Hardware, Storage & Peripherals - 0.1%
797,500	5.25	Diebold Nixdorf, Inc., Dollar Term B Loan, 3/18/23	$811,456
		Electronic Equipment Manufacturers - 0.0% †
751,364	3.45	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21	$760,391
		Total Technology Hardware & Equipment	$5,128,016
		Semiconductors & Semiconductor Equipment - 0.1%
		Semiconductor Equipment - 0.1%
1,989,911	3.09	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21	$2,005,923
		Semiconductors - 0.0% †
397,959	4.63	M/A-COM Technology, Initial Term Loan, 5/7/21	$402,436
59,532	3.75	Microsemi Corp., Closing Date Term B Loan, 12/17/22	60,221
872,813	3.90	On Semiconductor Corp., Term Loan (First Lien), 3/31/23	884,328
			$1,346,985
		Total Semiconductors & Semiconductor Equipment	$3,352,908
		Telecommunication Services - 0.2%
		Integrated Telecommunication Services - 0.1%
731,019	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$734,750
648,282	4.68	GCI Holdings, Inc., New Term B Loan (2016), 2/2/22	649,498
1,000,000	0.00	Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22	1,010,521
694,459	3.50	Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19	695,762
			$3,090,531
		Wireless Telecommunication Services - 0.1%
1,097,910	3.88	Altice US Finance I Corp., 2016 Refinancing Term Loan, 10/25/24	$1,112,320
346,500	3.50	T-Mobile USA, Inc., Senior Lien Term Loan, 11/3/22	350,893
1,484,673	2.75	Virgin Media Bristol LLC, I Facility, 1/31/25	1,493,333
			$2,956,546
		Total Telecommunication Services	$6,047,077
		Utilities - 0.3%
		Electric Utilities - 0.2%
2,149,288	5.84	APLP Holdings LP, Term Loan, 4/12/23	$2,165,408
1,158,000	3.09	Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20	1,159,448
1,500,000	6.00	Talen Energy Supply LLC, Term Loan (First Lien), 10/18/23	1,517,109
500,000	4.01	The Dayton Power & Light Co., Loan, 8/18/22	508,594
			$5,350,559
		Independent Power Producers & Energy Traders - 0.1%
544,500	0.00	Calpine Corp., Term Loan (2015), 1/15/23	$548,243
285,650	3.59	Calpine Corp., Term Loan, 5/28/22	287,257
200,000	5.00	Dynegy, Inc., Term Loan, 6/27/23	202,786
129,231	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	129,890
1,643,480	3.50	NRG Energy, Inc., Term Loan, 6/30/23	1,662,484
920,765	8.50	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	925,368
			$3,756,028
		Total Utilities	$9,106,587
		Real Estate - 0.1%
		Hotel & Resort REIT - 0.0% †
1,126,488	3.50	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23	$1,136,520
		Retail REIT - 0.1%
1,680,620	4.25	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$1,689,197
		Specialized REIT - 0.0% †
394,013	5.00	Communications Sales & Leasing, Inc., Term Loan, 10/16/22	$399,135
		Real Estate Services - 0.0% †
719,693	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20	$712,496
		Total Real Estate	$3,937,348
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $161,369,729)	$162,833,888

		TEMPORARY CASH INVESTMENTS - 4.4%
		Repurchase Agreements - 2.3%
22,780,000		$22,780,000 ScotiaBank, 0.50%, dated 12/30/16 plus accrued interest on 1/3/17
		collateralized by the following:
		$14,429,828 Government National Mortgage Association II, 4.0%, 10/20/46 - 11/20/46
		$41,907 Federal National Mortgage Association (ARM), 2.903%, 6/1/44
		$6,886,838 Federal National Mortgage Association , 3.0% - 4.0%, 5/1/35 - 7/1/46
		$1,878,319 Federal Home Loan Bank, 1.0%, 6/21/17	$22,780,000

22,780,000		$22,780,000 RBC Capital Markets LLC, 0.43%, dated 12/30/16 plus accrued interest on 1/3/17
		collateralized by the following:
		$5,716,255 Freddie Mac Giant, 3.0% - 3.5%, 12/1/46
		$408,740 Federal Home Loan Mortgage Corp, 2.905%, 6/1/37
		$24,214 Federal National Mortgage Association (ARM), 2.434%, 7/1/46
		$13,801,267 Federal National Mortgage Association, 2.5% - 4.0%, 11/1/34 - 2/1/46
		$3,285,124 Government National Mortgage Association, 3.0%, 11/20/46	22,780,000

22,780,000		$22,780,000 TD Securities USA LLC, 0.40%, dated 12/30/16 plus accrued interest on 1/3/17
		collateralized by the following:
		$23,235,696 U.S. Treasury Notes, 0.75% - 1.625%, 2/15/19 - 6/30/20	22,780,000
			$68,340,000
		Commercial Paper - 2.1%
2,535,000	1.17	Bank of Montreal, Floating Rate Note, 2/2/17	$2,536,473
2,600,000	1.55	Bank of Montreal, Floating Rate Note, 3/16/18	2,599,207
2,500,000	1.19	Bank of Nova Scotia Houston, Floating Rate Note, 5/2/17	2,500,425
151,000		BMO Harris Bank NA, 1.0%, 4/24/17	151,097
1,460,000	1.30	Credit Agricole, Floating Rate Note, 7/12/17	1,460,245
1,492,000	2.25	Credit Suisse AG New York NY, Floating Rate Note, 3/8/18	1,496,651
2,200,000	0.95	KBC Bank., Floating Rate Note, 1/26/17	2,200,336
3,000,000	0.95	KBC Bank., Floating Rate Note, 2/17/17	3,000,502
3,000,000	1.12	Nordea Bank AB New York NY, Floating Rate Note, 4/26/17	3,003,852
11,500,000		Prudential, Commercial Paper, 1/3/17 (c)	11,499,416
2,500,000	0.97	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 1/9/17	2,500,330
2,604,000	1.16	Skandinaviska Enskilda Banken AB New York NY, Floating Rate Note, 2/24/17	2,606,244
5,140,000	1.14	State Street Bank & Trust Co., Floating Rate Note, 1/13/17	5,141,151
1,715,000	1.13	Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 5/2/17	1,716,116
2,695,000	1.26	Sumitomo Mitsui, Floating Rate Note, 4/3/17	2,697,064
3,890,000	1.50	Sumitomo Mitsui, Floating Rate Note, 7/20/17	3,896,110
1,874,000	1.15	Svenska Handelsbanken New York NY, Floating Rate Note, 1/27/17	1,874,946
2,480,000	1.36	Svenska Handelsbanken New York NY, Floating Rate Note, 5/26/17	2,480,387
2,650,000	0.98	UBS AG, Floating Rate Note, 1/31/17	2,651,131
2,650,000	1.25	UBS AG, Floating Rate Note, 2/2/17	2,651,741
3,000,000	0.93	UBS AG, Floating Rate Note, 5/25/17	3,004,572
			$61,667,996
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $129,990,697)	$130,007,996

		TOTAL INVESTMENT IN SECURITIES - 100.1%
		(Cost $2,975,268,861) (a)	$2,979,130,434
		OTHER ASSETS & LIABILITIES - (0.1)%	$(3,151,945)
		TOTAL NET ASSETS - 100.0%	$2,975,978,489

†		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe or event-linked bond. At December 31, 2016, the value of these securities amounted to $153,613,553 or 5.2% of total net assets.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2016, the value of these securities amounted to $1,202,610,469 or 40.4% of total net assets.

REIT		Real Estate Investment Trust.

REMICS		Real Estate Mortgage Investment Conduits.

ARM		Adjustable Rate Mortgage

Strips		Separate trading of Registered interest and principal of securities.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)		At December 31,. 2016, the net unrealized depreciation on investments based on
		cost for federal income tax purposes of $2,979,798,603 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$7,032,413

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(7,700,582)

		Net unrealized depreciation	$(668,169)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

(d)		Structured reinsurance investment. At December 31, 2016, the value of these securities amounted to $34,407,482 or 1.2% of total net assets.

(e)		Rate to be determined.

(f)		Consists of Revenue Bonds unless otherwise indicated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of December 31, 2016, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Asset Backed Securities	$ -	$ 774,088,178	$ -	$ 774,088,178
	Collateralized Mortgage Obligations	-	787,716,749	-	787,716,749
	Corporate Bonds	-	-	-	-
	Insurance
	Reinsurance	-	145,675,253	42,345,782	188,021,035
	All Other Corporate Bonds	-	634,357,957	-	634,357,957
	U.S. Government and Agency Obligations	-	221,329,253	-	221,329,253
	Municipal Bonds	-	80,775,378	-	80,775,378
	Senior Floating Rate Loan Interests	-	162,833,888	-	162,833,888
	Repurchase Agreements	-	68,340,000	-	68,340,000
	Commercial Paper	-	61,667,996	-	61,667,996
	Total	$ -	$ 2,936,784,652	$ 42,345,782	$ 2,979,130,434

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 3/31/16	$ 25,387,932
	Realized gain (loss)1	5,295
	Change in unrealized appreciation (depreciation)2	698,838
	Purchases	25,068,750
	Sales	(8,815,033)
	Changes between Level 3*	-
	Balance as of 12/31/16	$ 42,345,782

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation)
	on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/16	$ 6,272,312

			Pioneer Dynamic Credit Fund
			Schedule of Investments 12/31/16 (unaudited)

	Principal Amount ($) (j)	Floating Rate (b) (unaudited)					Value
			CONVERTIBLE CORPORATE BONDS - 0.0% †
			Materials - 0.0% †
			Steel - 0.0% †
EUR	79,012		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK) (d)				$125
			Total Materials				$125
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $63,033)				$125

			CONVERTIBLE PREFERRED STOCKS - 1.1%
			Banks - 1.1%
			Diversified Banks - 1.1%
	900		Bank of America Corp., 7.25%, (Perpetual)				$1,050,120
	1,530		Wells Fargo & Co., 7.5% (Perpetual)				1,820,700
							$2,870,820
			Total Banks				$2,870,820
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $3,120,105)				$2,870,820
	Shares
			COMMON STOCKS - 0.0% †
			Capital Goods - 0.0% †
			Industrial Machinery - 0.0% †
	3,071		Liberty Tire Recycling LLC (d)				$31
			Total Capital Goods				$31
			Commercial Services & Supplies - 0.0% †
			Diversified Support Services - 0.0% †
	4		IAP Worldwide Services, Inc.				$4,854
			Total Commercial Services & Supplies				$4,854
			TOTAL COMMON STOCKS
			(Cost $3,087)				$4,885
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.5%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	357,294		Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)				$357,073
			Total Consumer Services				$357,073
			Banks - 3.4%
			Thrifts & Mortgage Finance - 3.4%
	1,200,000		Ascentium Equipment Receivables 2016-2 Trust, 6.79%, 10/10/24 (144A)				$1,180,533
	499,993		Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)				478,110
	680,000		Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)				679,757
	175,344	7.78	GE Mortgage Services LLC, Floating Rate Note, 3/25/27				108,173
	179,307		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				176,797
	175,000		InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46				174,767
	750,000		Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)				739,466
	377,838		Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19 (144A)				379,896
	710,500		Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)				701,689
	600,000	5.24	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)				593,318
	200,847		RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)				199,215
	65,221	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)				65,056
	1,200,000	3.79	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)				1,187,665
	1,628,337		Solarcity Lmc Series VI LLC, 4.8%, 9/21/48 (144A)				1,537,131
	999,013		VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)				953,588
							$9,155,161
			Total Banks				$9,155,161
			TOTAL ASSET BACKED SECURITIES
			(Cost $9,750,541)				$9,512,234

			COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
			Banks - 7.4%
			Thrifts & Mortgage Finance - 7.4%
	350,000		A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)				$350,019
	139,000		A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)				139,009
	116,486	2.61	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33				106,323
	88,799	5.21	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41				88,675
	1,600,000	5.12	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42				1,555,893
	400,050	5.27	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44				399,821
	34,996	5.92	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33				35,893
	1,000,000	3.21	Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)				602,712
	400,000		Citigroup Commercial Mortgage Trust 2016-SMPL, 4.509%, 9/10/31				388,604
	715,000	5.76	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				689,462
	220,000	5.76	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46				191,094
	1,000,000	5.81	COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)				945,854
	100,000	4.85	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/17/45 (144A)				94,448
	200,000	3.92	COMM 2014-CCRE21 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)				155,802
	500,000	3.96	COMM 2014-UBS6 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)				384,613
	303,157	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33				164
	1,150,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,156,389
	2,050,000	5.10	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				1,659,719
	500,000	3.58	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48				398,080
	275,234	5.40	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)				263,701
	377,805	4.99	FREMF Mortgage Trust 2015-KLSF REMICS, Floating Rate Note, 11/25/22 (144A)				381,369
	290,050		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				176,781
	106,881		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				51,838
	459,253		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				443,705
	93,653		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				61,749
	570,000	5.00	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53				545,301
	705,000	4.60	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				705,792
	102,555		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)				101,658
	1,100,886		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45				941,257
	1,400,000	5.93	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/17/45				1,088,136
	1,850,000	6.93	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)				1,861,592
	300,000	3.10	JPMDB Commercial Mortgage Securities Trust 2016-C4, Floating Rate Note, 12/15/49 (144A)				217,090
	601,844	4.00	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)				586,798
	177,737		Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36				139,172
	300,000	3.00	Morgan Stanley Capital I Trust 2016-BNK2, Floating Rate Note, 11/15/49 (144A)				228,064
	500,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				374,374
	919,805		ORES 2014-LV3 LLC, 6.0%, 3/27/24 (144A)				919,805
	900,563	1.96	RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)				776,733
	750,000		Wells Fargo Commercial Mortgage Trust 2016-BNK1, 3.0%, 8/15/49 (144A)				549,259
	200,000	4.35	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)				184,092
							$19,940,840
			Total Banks				$19,940,840
			Diversified Financials - 0.0% †
			Other Diversified Financial Services - 0.0% †
	5,954		Rialto Capital Management LLC, 2.85%, 5/15/24 (144A) (e)				$5,943
			Total Diversified Financials				$5,943
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $21,429,079)				$19,946,783

			CORPORATE BONDS - 61.8%
			Energy - 12.0%
			Oil & Gas Exploration & Production - 1.1%
	1,335,000		Gulfport Energy Corp., 6.0%, 10/15/24				$1,358,362
	600,000		Gulfport Energy Corp., 6.375%, 5/15/25 (144A)				607,620
	1,000,000		WPX Energy, Inc., 7.5%, 8/1/20				1,075,000
							$3,040,982
			Oil & Gas Refining & Marketing - 1.3%
	3,505,000		EnLink Midstream Partners LP, 4.15%, 6/1/25				$3,402,177
			Oil & Gas Storage & Transportation - 9.6%
	2,575,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				$2,643,930
	1,345,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25 (144A)				1,372,317
	1,140,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)				969,000
	2,125,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				2,635,735
	1,660,000		Genesis Energy LP, 6.75%, 8/1/22				1,724,740
	780,000		Kinder Morgan, Inc. Delaware, 4.3%, 6/1/25				803,062
	750,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34				761,134
	1,360,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				1,430,411
	2,670,000		MPLX LP, 4.875%, 12/1/24				2,749,283
	1,450,000		ONEOK, Inc., 6.875%, 9/30/28				1,580,500
	925,000		ONEOK, Inc., 7.5%, 9/1/23				1,063,750
	1,770,000		Plains All American Pipeline LP, 4.65%, 10/15/25				1,828,645
	2,100,000		Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 (144A)				2,262,750
	2,000,000		Sabine Pass Liquefaction LLC, 6.25%, 3/15/22				2,190,000
	1,800,000		Williams Partners LP, 6.3%, 4/15/40				1,921,304
							$25,936,561
			Total Energy				$32,379,720
			Materials - 1.9%
			Metal & Glass Containers - 0.6%
	1,666,000		Ball Corp., 5.25%, 7/1/25				$1,740,970
			Copper - 0.9%
	2,500,000		Freeport-McMoRan, Inc., 3.55%, 3/1/22				$2,325,000
			Steel - 0.4%
	1,000,000		Commercial Metals Co., 4.875%, 5/15/23				$1,005,000
EUR	29,032	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				-
EUR	38,709	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d)				-
							$1,005,000
			Total Materials				$5,070,970
			Capital Goods - 1.9%
			Building Products - 0.9%
	1,480,000		Masco Corp., 4.45%, 4/1/25				$1,502,200
	945,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)				970,988
							$2,473,188
			Construction & Engineering - 0.4%
	1,005,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)				$1,005,000
			Industrial Machinery - 0.6%
	1,445,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$1,504,606
			Total Capital Goods				$4,982,794
			Commercial Services & Supplies - 0.8%
			Diversified Support Services - 0.8%
	2,080,000		Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (144A)				$2,121,600
			Total Commercial Services & Supplies				$2,121,600
			Automobiles & Components - 1.2%
			Tires & Rubber - 0.7%
	1,712,000		The Goodyear Tire & Rubber Co., 5.125%, 11/15/23				$1,763,360
			Automobile Manufacturers - 0.5%
	1,315,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)				$1,338,012
			Total Automobiles & Components				$3,101,372
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	765,000		DR Horton, Inc., 5.75%, 8/15/23				$820,462
			Total Consumer Durables & Apparel				$820,462
			Consumer Services - 1.2%
			Casinos & Gaming - 1.2%
	1,125,000		International Game Technology Plc, 6.25%, 2/15/22 (144A)				$1,206,562
	2,000,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)				2,145,000
							$3,351,562
			Total Consumer Services				$3,351,562
			Media - 6.8%
			Cable & Satellite - 6.8%
	805,000		Altice US Finance I Corp., 5.5%, 5/15/26 (144A)				$821,100
	2,510,000		CCO Holdings LLC, 5.5%, 5/1/26 (144A)				2,560,200
	1,985,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)				2,009,812
	2,550,000		DISH DBS Corp., 5.875%, 7/15/22				2,683,875
	2,255,000		Hughes Satellite Systems Corp., 5.25%, 8/1/26 (144A)				2,209,900
	830,000		Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)				821,700
	1,715,000		Sirius XM Radio, Inc., 6.0%, 7/15/24 (144A)				1,792,175
	2,430,000		Time Warner Cable LLC, 4.5%, 9/15/42				2,200,744
	2,800,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)				2,873,500
							$17,973,006
			Total Media				$17,973,006
			Retailing - 1.2%
			Internet Retail - 1.2%
	1,300,000		Expedia, Inc., 4.5%, 8/15/24				$1,321,095
	1,800,000		The Priceline Group, Inc., 3.6%, 6/1/26				1,780,207
							$3,101,302
			Total Retailing				$3,101,302
			Food, Beverage & Tobacco - 1.8%
			Packaged Foods & Meats - 1.2%
	1,000,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)				$1,020,000
	2,000,000		JBS Investment Management, Ltd., 7.25%, 4/3/24				2,090,000
							$3,110,000
			Tobacco - 0.6%
	1,515,000		Reynolds American, Inc., 4.85%, 9/15/23				$1,645,366
			Total Food, Beverage & Tobacco				$4,755,366
			Health Care Equipment & Services - 6.1%
			Health Care Services - 1.1%
	1,675,000		DaVita, Inc., 5.125%, 7/15/24				$1,670,812
	1,225,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				1,221,938
							$2,892,750
			Health Care Facilities - 1.9%
	3,340,000		HCA, Inc., 5.25%, 4/15/25				$3,486,125
	1,740,000		Kindred Healthcare, Inc., 8.0%, 1/15/20				1,731,300
							$5,217,425
			Managed Health Care - 2.3%
	340,000		Centene Corp., 4.75%, 1/15/25				$331,925
	2,530,000		Centene Corp., 6.125%, 2/15/24				2,665,988
	1,780,000		Molina Healthcare, Inc., 5.375%, 11/15/22				1,806,700
	1,415,000		WellCare Health Plans, Inc., 5.75%, 11/15/20				1,453,912
							$6,258,525
			Health Care Technology - 0.8%
	2,150,000		Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)				$2,155,375
			Total Health Care Equipment & Services				$16,524,075
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Pharmaceuticals - 0.4%
	1,250,000		Endo, Ltd., 6.0%, 7/15/23 (144A)				$1,095,312
			Total Pharmaceuticals, Biotechnology & Life Sciences				$1,095,312
			Banks - 5.7%
			Diversified Banks - 5.7%
	1,445,000	6.30	Bank of America Corp., Floating Rate Note, (Perpetual)				$1,510,025
	1,260,000	7.62	BNP Paribas SA, Floating Rate Note, (Perpetual) (144A)				1,329,426
	3,780,000	5.90	Citigroup, Inc., Floating Rate Note, (Perpetual)				3,822,525
	2,730,000	8.12	Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)				2,873,216
	4,100,000	6.75	JPMorgan Chase & Co., Floating Rate Note, (Perpetual)				4,417,750
	1,500,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note, (Perpetual) (144A)				1,408,125
							$15,361,067
			Total Banks				$15,361,067
			Diversified Financials - 4.7%
			Other Diversified Financial Services - 0.4%
	1,000,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c) (d)				$893,648
	100,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A)				99,710
							$993,358
			Supranationals- 0.6%
IDR	17,880,000,000		European Bank for Reconstruction & Development, 7.375%, 4/15/19				$1,296,604
IDR	6,860,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)				492,051
							$1,788,655
			Specialized Finance - 0.7%
	1,120,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				$1,114,400
	825,000		Nationstar Mortgage LLC, 6.5%, 7/1/21				835,312
							$1,949,712
			Consumer Finance - 2.0%
	1,960,000	5.55	Capital One Financial Corp., Floating Rate Note, (Perpetual)				$1,984,500
	1,565,000		General Motors Financial Co, Inc., 3.7%, 5/9/23				1,539,940
	2,000,000		Provident Funding Associates LP, 6.75%, 6/15/21 (144A)				2,010,000
							$5,534,440
			Investment Banking & Brokerage - 1.0%
	2,290,000		UBS AG, 7.625%, 8/17/22				$2,596,288
			Total Diversified Financials				$12,862,453
			Insurance - 5.1%
			Life & Health Insurance - 0.6%
	1,500,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				$1,573,125
			Multi-line Insurance - 1.0%
	2,500,000		Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)				$2,617,438
							$2,617,438
			Reinsurance - 3.5%
	500,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f) (g)				$24,300
	250,000	4.04	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)				253,600
	500,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f) (g)				15,000
	500,000	7.06	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)				505,800
	500,000		Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f) (g)				559,850
	1,500,000		Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f) (g)				30,600
	250,000	5.01	Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)				251,875
	350,000	4.48	Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)				352,030
	500,000	7.74	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				499,900
	250,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)				250,000
	400,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)				400,000
	250,000	0.00	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond)				250,000
	300,000	6.47	Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)				252,000
	250,000	2.42	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				249,200
EUR	250,000	12.00	Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)				263,300
	350,000	4.81	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				356,335
	400,000	5.06	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				408,720
	250,000	0.00	Limestone Re, Ltd., 8/31/21 (Cat Bond)				250,000
	250,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f) (g)				1,450
	2,000,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f) (g)				78,400
	2,000,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f) (g)				184,000
	1,000,000		Pangaea Re., Variable Rate Notes, 2/1/20 (f) (g)				1,129,100
	700,000		Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f) (g)				52,430
	250,000	0.00	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)				247,950
	500,000	3.97	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)				502,800
	500,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f) (g)				571,600
	1,200,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f) (g)				23,640
	250,000	0.00	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)				250,150
	1,250,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f) (g)				1,372,875
	2,000,000		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (f) (g)				51,200
							$9,638,105
			Total Insurance				$13,828,668
			Semiconductors & Semiconductor Equipment - 0.5%
			Semiconductor Equipment - 0.5%
	1,250,000		Sensata Technologies BV, 5.0%, 10/1/25 (144A)				$1,225,000
			Total Semiconductors & Semiconductor Equipment				$1,225,000
			Telecommunication Services - 5.1%
			Integrated Telecommunication Services - 3.6%
	3,555,000		CenturyLink, Inc., 5.8%, 3/15/22				$3,633,672
	2,640,000		Frontier Communications Corp., 10.5%, 9/15/22				2,775,432
	1,800,000		GCI, Inc., 6.75%, 6/1/21				1,845,000
	1,400,000		Level 3 Financing, Inc., 5.375%, 5/1/25				1,428,000
							$9,682,104
			Wireless Telecommunication Services - 1.5%
	1,865,000		T-Mobile USA, Inc., 6.5%, 1/15/24				$2,000,212
	1,400,000		T-Mobile USA, Inc., 6.625%, 4/1/23				1,484,000
	300,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)				270,560
	400,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)				366,007
							$4,120,779
			Total Telecommunication Services				$13,802,883
			Utilities - 4.7%
			Electric Utilities - 1.2%
	1,190,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)				$1,353,625
	2,505,000		Talen Energy Supply LLC, 6.5%, 6/1/25				1,935,112
							$3,288,737
			Gas Utilities - 1.2%
	1,400,000		DCP Midstream Operating LP, 3.875%, 3/15/23				$1,346,632
	300,000		DCP Midstream Operating LP, 5.6%, 4/1/44				273,750
	1,500,000		Ferrellgas LP, 6.75%, 6/15/23				1,473,750
							$3,094,132
			Independent Power Producers & Energy Traders - 2.3%
	1,320,000		AES Corp. Virginia, 5.5%, 3/15/24				$1,343,100
	2,145,000		Calpine Corp., 5.75%, 1/15/25				2,069,925
	1,560,000		NRG Energy, Inc., 6.25%, 7/15/22				1,563,900
	1,080,000		NRG Energy, Inc., 6.625%, 1/15/27 (144A)				1,020,600
	248,000		NRG Energy, Inc., 7.875%, 5/15/21				258,540
							$6,256,065
			Total Utilities				$12,638,934
			Real Estate - 0.4%
			Specialized REIT - 0.4%
	1,000,000		DuPont Fabros Technology LP, 5.875%, 9/15/21				$1,046,250
			Total Real Estate				$1,046,250
			TOTAL CORPORATE BONDS
			(Cost $161,124,198)				$166,042,796

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
	500,000		U.S. Treasury Bills, 1/12/17 (c)				$499,950
	1,995,000		U.S. Treasury Bills, 1/19/17 (c)				1,994,633
	3,000,000		U.S. Treasury Bills, 1/5/17 (c)				2,999,940
	1,665,000	0.72	U.S. Treasury Note, Floating Rate Note, 10/31/17				1,667,234
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $7,160,450)				$7,161,757

			FOREIGN GOVERNMENT BONDS - 1.9%
ARS	10,040,000		Argentine Bonos del Tesoro, 15.5%, 10/17/26				$630,822
ARS	9,350,000		Argentine Bonos del Tesoro, 22.75%, 3/5/18				640,205
BRL	8,170,000		Brazilian Government International Bond, 10.25%, 1/10/28				2,325,088
	1,500,000		Ecuador Government International Bond, 7.95%, 6/20/24				1,432,500
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $5,214,636)				$5,028,615

			MUNICIPAL BONDS - 2.8% (i)
			Municipal Development - 0.5%
	1,295,000	0.74	Mississippi Business Finance Corp., Floating Rate Note, 12/1/30				$1,295,000

			Higher Municipal Education - 0.5%
	105,000	0.60	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36				$105,000
	1,260,000	0.59	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49				1,260,000
							$1,365,000
			Municipal Medical - 1.1%
	725,000	0.72	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41				$725,000
	195,000	0.72	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41				195,000
	2,085,000	0.72	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49				2,085,000
							$3,005,000
			Municipal Tobacco - 0.7%
	80,000		Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34				$69,102
	1,108,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47				972,192
	156,000		Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42				135,742
	145,000		Golden State Tobacco Securitization Corp., 5.125%, 6/1/47				127,787
	35,000		Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48				30,990
	460,000		Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41				400,191
							$1,736,004
			TOTAL MUNICIPAL BONDS
			(Cost $7,357,999)				$7,401,004

			SENIOR FLOATING RATE LOAN INTERESTS - 9.1% **
			Materials - 0.7%
			Diversified Metals & Mining - 0.7%
	1,855,679	3.75	Fortescue Metals Group Ltd., Bank Loan, 6/30/19				$1,861,710
			Total Materials				$1,861,710
			Capital Goods - 1.7%
			Electrical Components & Equipment - 0.4%
	966,349	5.00	Sybil Software LLC, Initial Dollar Term Loan, 8/3/22				$980,361
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	897,733	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17				$910,638
			Industrial Machinery - 0.5%
	1,318,176	5.00	NN, Inc., Tranche B Term Loan, 10/19/22				$1,324,149
			Trading Companies & Distributors - 0.5%
	1,318,325	4.25	Univar USA, Inc., Initial Dollar Term Loan, 6/25/22				$1,329,272
			Total Capital Goods				$4,544,420
			Commercial Services & Supplies - 0.8%
			Environmental & Facilities Services - 0.8%
	1,877,395	5.00	Wheelabrator, Term B Loan, 10/15/21				$1,886,391
	84,291	5.00	Wheelabrator, Term C Loan, 10/15/21				84,695
							$1,971,086
			Diversified Support Services - 0.0% †
	28,044	4.68	IAP Worldwide Services, Inc., Term Loan, 7/18/19				$26,641
			Security & Alarm Services - 0.0% †
	29,701	4.00	Garda World Security Corp., Term B Loan, 11/1/20				$29,787
	21,640	4.00	Garda World Security Corp., Term B Loan, 11/8/20				21,704
							$51,491
			Total Commercial Services & Supplies				$2,049,218
			Transportation - 0.3%
			Marine - 0.3%
	480,019	9.75	Commercial Barge Line Co., Initial Term Loan, 11/6/20				$456,018
	413,529	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18				402,157
							$858,175
			Total Transportation				$858,175
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.6%
	640,176	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21				$634,975
	903,538	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20				906,926
							$1,541,901
			Total Automobiles & Components				$1,541,901
			Consumer Services - 1.8%
			Leisure Facilities - 0.5%
	1,332,994	6.00	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$1,336,160
			Education Services - 1.3%
	821,722	8.87	Laureate Education, Inc., Series 2021 Extended Term Loan, 3/23/21				$826,345
	1,840,750	5.00	McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22				1,844,662
	897,698	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21				912,847
							$3,583,854
			Total Consumer Services				$4,920,014
			Media - 0.4%
			Advertising - 0.4%
	994,885	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18				$990,636
			Total Media				$990,636
			Retailing - 0.8%
			Home Improvement Retail - 0.5%
	1,203,747	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$1,190,707
			Automotive Retail - 0.3%
	872,462	4.50	CWGS Group LLC, Term Loan, 11/3/23				$880,914
			Total Retailing				$2,071,621
			Food & Staples Retailing - 0.2%
			Food Retail - 0.2%
	624,353	4.06	Albertsons LLC, Term Loan (First Lien), 6/23/23				$633,284
			Total Food & Staples Retailing				$633,284
			Health Care Equipment & Services - 0.3%
			Health Care Supplies - 0.0% †
	1	4.59	Immucor, Inc., Term B-2 Loan, 8/19/18				$1
			Health Care Services - 0.3%
	459,829	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20				$424,192
	275,897	6.50	BioScrip, Inc., Term Loan, 7/31/20				254,515
							$678,707
			Health Care Facilities - 0.0% †
	19,151	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				$18,864
	20,250	6.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18				20,629
							$39,493
			Managed Health Care - 0.0% †
	13,922	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)				$13,714
			Total Health Care Equipment & Services				$731,915
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Medical Devices & Equipment - 0.1%
	323,240	7.00	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22				$323,442
			Total Pharmaceuticals, Biotechnology & Life Sciences				$323,442
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.2%
	648,790	3.64	Fly Funding II Sarl, Loan, 8/9/19				$655,278
			Total Diversified Financials				$655,278
			Software & Services - 0.7%
			Application Software - 0.7%
	1,163,699	4.50	MA FinanceCo LLC, Initial Tranche B-2 Term Loan, 11/20/21				$1,178,245
	745,869	6.25	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22				729,087
							$1,907,332
			Total Software & Services				$1,907,332
			Telecommunication Services - 0.0% †
			Integrated Telecommunication Services - 0.0% †
	109,411	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20				$108,864
			Total Telecommunication Services				$108,864
			Utilities - 0.5%
			Electric Utilities - 0.5%
	228,429	5.00	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23				$231,605
	1,001,571	5.00	Vistra Operations Co LLC, Initial Term Loan, 8/4/23				1,010,961
							$1,242,566
			Total Utilities				$1,242,566
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $23,852,248)				$24,440,376
	Shares
			MUTUAL FUNDS - 2.5%
			Insurance - 2.5%
			Reinsurance - 2.5%
	646,059		Pioneer ILS Interval Fund (h)				$6,628,570
			Total Insurance				$6,628,570
			TOTAL MUTUAL FUNDS
			(Cost $6,700,000)				$6,628,570
	Principal Amount ($)
			TEMPORARY CASH INVESTMENTS - 0.7%
			Commercial Paper - 0.2%
	665,000	1.26	Sumitomo Mitsui, Floating Rate Note, 11/1/16				$665,509

			Repurchase Agreements - 0.5%
	1,415,000		$1,415,000 RBC Capital Markets LLC, 0.43%, dated 12/30/16 plus accrued interest on 1/3/17
			collateralized by the following:
			$1,443,300 Freddie Mac Giant, 3.0% - 3.5%, 12/1/46				$1,415,000
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $2,080,000)				$2,080,509

			PUT OPTIONS PURCHASED - 0.1%
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
	175		S&P500 Index	Citigroup Global Markets, Inc.	$ 2,175	1/3/17	$404,950
			TOTAL PUT OPTIONS PURCHASED				$404,950
			(Premiums paid $361,025)				$404,950

			TOTAL INVESTMENT IN SECURITIES - 93.6%
			(Cost $248,216,401) (a)				$251,523,424

			PUT OPTIONS WRITTEN - (0.0)%
	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
	(175)		S&P500 Index	Citigroup Global Markets, Inc.	2,025	2/17/17	(113,750)
			TOTAL PUT OPTIONS WRITTEN				$(113,750)
			(Premiums received $(113,223))				$(113,750)

			OTHER ASSETS & LIABILITIES - 6.4%				$17,271,235
			TOTAL NET ASSETS - 100.0%				$268,680,909

	†		Amount rounds to less than 0.1%.

	REIT		Real Estate Investment Trust.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At December 31, 2016, the value of these securities amounted to $5,543,660 or 2.1% of total net assets.

	(Perpetual)		Security with no stated maturity date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(PIK)		Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2016, the value of these securities amounted to $74,602,137 or 27.8% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At December 31,. 2016, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $248,216,401 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost			$7,550,883

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value			(4,243,860)

			Net unrealized appreciation			$3,307,023

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)		Security is valued using fair value methods (other than prices supplied by independent pricing services).

	(e)		Security is in default.

	(f)		Structured reinsurance investment. At December 31, 2016, the value of these securities amounted to $4,094,445 or 1.5% of total net assets.

	(g)		Rate to be determined.

	(h)		Affiliated funds managed by Pioneer Investment Management, Inc.

	(i)		Consists of Revenue Bonds unless otherwise indicated.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	(j)	ARS	Argentine Peso
		BRL	Brazilian Real
		EUR	Euro
		IDR	Indonesian Rupiah

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Unrealized Appreciation
	3,880,000	Chicago Mercantile Exchange	Markit CDX North America Investment Grade Index	5.00%	B+	12/20/17	$ (454,688)	$ 534,173
	44,819,064	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	12/20/21	1,723,090	1,055,692
							1,268,402	1,589,865
	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Received (Paid)	Unrealized Appreciation (Depreciation)
	1,150,000	JPMorgan Chase Bank NA	Chesapeake Energy Corp	5.00%	B-	6/20/17	$ (46,000)	$ 72,318
	4,760,000	Goldman Sachs International	Ally Financial Inc.	5.00%	BB+	12/20/21	599,454	(21,799)
	1,950,000	Barclays Bank Plc	Sprint Communications	5.00%	B	12/20/21	(131,896)	271,156
EUR	2,770,000	Barclays Bank Plc	ArcelorMittal	5.00%	BB	12/20/21	168,557	135,064
							590,115	456,739

		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
		(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

		NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			EUR Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of December 31, 2016, in valuing the Fund's investments:

					Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds				$ -	$ 125	$ -	$ 125
	Convertible Preferred Stocks				2,870,820	-	-	2,870,820
	Common Stocks
	Capital Goods
	Industrial Machinery				-	-	31	31
	Commercial Services & Supplies
	Diversified Support Services				-	4,854	-	4,854
	Asset Backed Securities				-	9,512,234	-	9,512,234
	Collateralized Mortgage Obligations				-	19,946,783	-	19,946,783
	Corporate Bonds
	Materials
	Steel				-	-	-	-
	Diversified Financials
	Other Diversified Financial Services				-	-	993,358	993,358
	Insurance
	Reinsurance				-	5,293,660	4,344,445	9,638,105
	All Other Corporate Bonds				-	155,411,333	-	155,411,333
	U.S. Government and Agency Obligations				-	7,161,757	-	7,161,757
	Foreign Government Bonds				-	5,028,615	-	5,028,615
	Municipal Bonds				-	7,401,004	-	7,401,004
	Senior Floating Rate Loan Interests				-	24,440,376	-	24,440,376
	Mutual Funds				-	6,628,570	-	6,628,570
	Commercial Paper				-	665,509	-	665,509
	Repurchase Agreement				-	1,415,000	-	1,415,000
	Put Options Purchased				404,950	-	-	404,950
	Total				$ 3,275,770	$ 242,909,820	$ 5,337,834	$ 251,523,424

	Other Financial Instruments
	Unrealized appreciation on credit default swaps				$ -	$ 478,538	$ -	$ 478,538
	Unrealized depreciation on credit default swaps				-	(21,799)	-	(21,799)
	Unrealized appreciation on centrally cleared credit default swaps				-	1,589,865	-	1,589,865
	Unrealized appreciation on futures contracts				14,227	-	-	14,227
	Unrealized depreciation on futures contracts				(18,447)	-	-	(18,447)
	Unrealized appreciation on forward foreign currency contracts				-	461,627	-	461,627
	Unrealized depreciation on forward foreign currency contracts				-	(581,278)	-	(581,278)
	Put options written				(113,750)	-	-	(113,750)
	Total				$ (117,970)	$ 1,926,953	$ -	$ 1,808,983

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Convertible Corporate Bonds	Preferred Stocks	Common Stocks	Corporate Bonds	Total

	Balance as of 3/31/16	$ 12,499	$ 6,250	$ 531	$ 9,602,199	$ 9,621,479
	Realized gain (loss)1	-	-	24,471	(8,704)	15,767
	Change in unrealized appreciation (depreciation)2	-	(3,750)	7,767	3,278,136	3,282,153
	Purchases	-	-	-	253,712	253,712
	Sales	-	(2,500)	(32,738)	(7,787,540)	(7,822,778)
	Changes between Level 3*	(12,499)	-	-	-	(12,499)
	Balance as of 12/31/16	$ -	$ -	$ 31	$ 5,337,803	$ 5,337,834

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the periodr ended December 31, 2016, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 12/31/16	$ 2,044,706
	Pioneer Fundamental Growth Fund
	Schedule of Investments 12/31/16 (unaudited)
Shares		Value
	COMMON STOCKS - 98.6%
	Energy - 2.1%
	Oil & Gas Equipment & Services - 0.8%
466,631	Schlumberger, Ltd.	$39,173,672
	Oil & Gas Exploration & Production - 1.3%
2,720,362	Cabot Oil & Gas Corp.	$63,547,656
	Total Energy	$102,721,328
	Materials - 2.9%
	Specialty Chemicals - 2.9%
705,155	Ecolab, Inc.	$82,658,269
497,596	International Flavors & Fragrances, Inc.	58,631,737
		$141,290,006
	Total Materials	$141,290,006
	Capital Goods - 7.1%
	Aerospace & Defense - 4.1%
925,755	Raytheon Co.	$131,457,210
636,148	United Technologies Corp.	69,734,544
		$201,191,754
	Building Products - 1.4%
2,223,915	Masco Corp.	$70,320,192
	Industrial Conglomerates - 1.6%
432,027	3M Co.	$77,147,061
	Total Capital Goods	$348,659,007
	Transportation - 2.1%
	Air Freight & Logistics - 2.1%
919,504	United Parcel Service, Inc. (Class B)	$105,411,939
	Total Transportation	$105,411,939
	Consumer Durables & Apparel - 0.8%
	Footwear - 0.8%
788,150	NIKE, Inc. (Class B)	$40,061,664
	Total Consumer Durables & Apparel	$40,061,664
	Consumer Services - 2.0%
	Restaurants - 2.0%
1,734,374	Starbucks Corp.	$96,292,444
	Total Consumer Services	$96,292,444
	Media - 6.8%
	Movies & Entertainment - 6.8%
1,436,700	The Walt Disney Co.	$149,732,874
1,917,914	Time Warner, Inc.	185,136,238
		$334,869,112
	Total Media	$334,869,112
	Retailing - 12.6%
	Internet Retail - 4.6%
299,688	Amazon.com, Inc. *	$224,727,041
	Apparel Retail - 2.0%
1,531,253	Ross Stores, Inc.	$100,450,197
	Home Improvement Retail - 4.4%
1,598,287	The Home Depot, Inc.	$214,298,321
	Automotive Retail - 1.6%
282,573	O'Reilly Automotive, Inc. *	$78,671,149
	Total Retailing	$618,146,708
	Food & Staples Retailing - 3.6%
	Drug Retail - 3.6%
2,261,915	CVS Health Corp.	$178,487,713
	Total Food & Staples Retailing	$178,487,713
	Food, Beverage & Tobacco - 6.8%
	Soft Drinks - 3.1%
1,449,531	PepsiCo., Inc.	$151,664,429
	Packaged Foods & Meats - 1.7%
837,020	The Hershey Co.	$86,572,979
	Tobacco - 2.0%
1,749,192	Reynolds American, Inc.	$98,024,720
	Total Food, Beverage & Tobacco	$336,262,128
	Household & Personal Products - 2.5%
	Household Products - 2.5%
796,468	Colgate-Palmolive Co.	$52,120,866
637,277	Kimberly-Clark Corp.	72,726,051
		$124,846,917
	Total Household & Personal Products	$124,846,917
	Health Care Equipment & Services - 3.4%
	Health Care Equipment - 3.4%
685,292	Edwards Lifesciences Corp. *	$64,211,860
1,423,839	Medtronic PLC	101,420,052
		$165,631,912
	Total Health Care Equipment & Services	$165,631,912
	Pharmaceuticals, Biotechnology & Life Sciences - 14.9%
	Biotechnology - 6.4%
1,632,329	Celgene Corp. *	$188,942,082
1,362,550	Gilead Sciences, Inc. *	97,572,206
383,287	Vertex Pharmaceuticals, Inc. *	28,236,753
		$314,751,041
	Pharmaceuticals - 5.1%
665,408	Allergan plc	$139,742,334
944,193	Johnson & Johnson	108,780,476
		$248,522,810
	Life Sciences Tools & Services - 3.4%
1,176,413	Thermo Fisher Scientific, Inc.	$165,991,874
	Total Pharmaceuticals, Biotechnology & Life Sciences	$729,265,725
	Diversified Financials - 3.0%
	Specialized Finance - 3.0%
2,651,429	Intercontinental Exchange, Inc.	$149,593,624
	Total Diversified Financials	$149,593,624
	Software & Services - 18.4%
	Internet Software & Services - 5.7%
364,012	Alphabet, Inc. (Class C)	$280,951,742
	IT Consulting & Other Services - 2.6%
2,315,863	Cognizant Technology Solutions Corp. *	$129,757,804
	Data Processing & Outsourced Services - 4.5%
2,144,374	Mastercard, Inc.	$221,406,616
	Systems Software - 5.6%
4,390,208	Microsoft Corp.	$272,807,525
	Total Software & Services	$904,923,687
	Technology Hardware & Equipment - 7.7%
	Computer Storage & Peripherals - 6.3%
2,647,594	Apple, Inc.	$306,644,336
	Electronic Components - 1.4%
1,041,835	Amphenol Corp.	$70,011,312
	Total Technology Hardware & Equipment	$376,655,648
	Semiconductors & Semiconductor Equipment - 1.9%
	Semiconductors - 1.9%
1,249,253	Analog Devices, Inc.	$90,720,753
	Total Semiconductors & Semiconductor Equipment	$90,720,753
	TOTAL COMMON STOCKS
	(Cost $4,078,721,584)	$4,843,840,315
Principal Amount ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
50,000,000	U.S. Treasury Bills, 1/5/17 (b)	$49,999,000
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $49,997,767)	$49,999,000

	TEMPORARY CASH INVESTMENT - 0.1%
	Repurchase Agreement - 0.1%
4,540,000	$4,500,000 ScotiaBank, 0.50%, dated 12/30/16 plus accrued interest on 1/3/17
	collateralized by $4,631,058 Federal National Mortgagte Association, 3.0%,
	5/1/35-6/1/46	$4,540,000
	TOTAL TEMPORARY CASH INVESTMENT
	(Cost $4,540,000)	$4,540,000

	TOTAL INVESTMENT IN SECURITIES - 99.7%
	(Cost $4,133,259,351) (a)	$4,898,379,315

	OTHER ASSETS & LIABILITIES - 0.3%	$12,955,753

	TOTAL NET ASSETS - 100.0%	$4,911,335,068

*	Non-income producing security.

(a)	At December 31, 2016, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $4,133,259,351 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$866,252,769

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(101,132,805)

	Net unrealized appreciation	$765,119,964

(b)	Security issued with a zero coupon. Income is earned through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of December 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,843,840,315	$ -	$ -	$ 4,843,840,315
U.S. Government and Agency Obligations	-	49,999,000	-	49,999,000
Repurchase Agreement	-	4,540,000	-	4,540,000
Total	$ 4,843,840,315	$ 54,539,000	$ -	$ 4,898,379,315

During the period ended December 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 24, 2017 * Print the name and title of each signing officer under his or her signature.